UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Explanation of Financial Statements	1

Holdings Summaries	3

Expense Examples	5

Schedule of Investments	9

Statements of Assets and Liabilities	30

Statements of Operations	32

Statements of Changes in Net Assets	34

Financial Highlights	38

Notes to Financial Statements	52

Notice to Shareholders	65

For U.S. Treasury, Treasury Obligations and Government Obligations – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Institutional Prime Obligations – You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds you receive shareholder reports semi-annually. We strive to present this financial information in an easy-to-understand format; however, for many investors the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Retail Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	1

Explanation of Financial Statements

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividend information, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

2	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

Holdings Summaries     (unaudited)

Government Obligations Fund

Portfolio Allocation as of February 28, 2017[1] (% of net assets)
U.S. Treasury Repurchase Agreements	45.8%
U.S. Government Agency Debt	36.0
U.S. Treasury Debt	10.0
U.S. Government Agency Repurchase Agreements	7.9
Investment Companies	0.7
Other Assets and Liabilities, Net[2]	(0.4)
100.0%

Institutional Prime Obligations Fund

Portfolio Allocation as of February 28, 2017[1] (% of net assets)
Financial Company Commercial Paper	18.5%
Asset Backed Commercial Paper	17.3
Certificates of Deposit	16.6
Other Repurchase Agreements	15.1
Variable Rate Demand Notes	11.1
Non-Negotiable Time Deposits	7.3
Non-Financial Company Commercial Paper	6.2
U.S. Treasury Repurchase Agreements	0.5
Other Instruments	3.4
Other Assets and Liabilities, Net[2]	4.0
100.0%

Retail Prime Obligations Fund

Portfolio Allocation as of February 28, 2017[1] (% of net assets)
Certificates of Deposit	24.9%
Financial Company Commercial Paper	20.3
Asset Backed Commercial Paper	14.9
Variable Rate Demand Notes	13.7
Other Repurchase Agreements	10.6
Non-Negotiable Time Deposits	9.7
Non-Financial Company Commercial Paper	2.3
U.S. Treasury Repurchase Agreements	1.5
Other Instruments	1.4
Other Assets and Liabilities, Net[2]	0.7
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liablities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	3

Holdings Summaries     (unaudited)

Retail Tax Free Obligations Fund

Portfolio Allocation as of February 28, 2017[1,3] (% of net assets)
Municipal Debt	84.5%
Other Municipal Securities	12.7
Non-Financial Company Commercial Paper	2.7
Other Assets and Liabilities, Net[2]	0.1
100.0%

Treasury Obligations Fund

Portfolio Allocation as of February 28, 2017[1] (% of net assets)
U.S. Treasury Repurchase Agreements	62.5%
U.S. Treasury Debt	37.5
100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of February 28, 2017[1] (% of net assets)
U.S. Treasury Debt	100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liablities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 5 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

4	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

Expense Examples     (unaudited)

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual Expenses
For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	5

Expense Examples   (unaudited)

Government Obligations Fund
	Beginning Account Value (9/01/16)	Ending Account Value (2/28/17)	Expenses Paid During Period[1] (9/01/16 to 2/28/17)

Class A Actual[2]	$1,000.00	$1,000.03	$2.63
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	$2.66

Class D Actual[2]	$1,000.00	$1,000.07	$2.43
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46

Class V Actual[2]	$1,000.00	$1,001.04	$1.49
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class X Actual[2]	$1,000.00	$1,001.84	$0.69
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70

Class Y Actual[2]	$1,000.00	$1,000.38	$2.13
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$2.16

Class Z Actual[2]	$1,000.00	$1,001.64	$0.89
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.53%, 0.49%, 0.30%, 0.14%, 0.43%, and 0.18% for Class A, Class D, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 28, 2017 of 0.00%, 0.01%, 0.10%, 0.18%, 0.04%, and 0.16% for Class A, Class D, Class V, Class X, Class Y, and Class Z, respectively.

Institutional Prime Obligations Fund
	Beginning Account Value (9/01/16)	Ending Account Value (2/28/17)	Expenses Paid During Period[3] (9/01/16 to 2/28/17)

Class T Actual[4]	$1,000.00	$1,001.28	$1.98
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class V Actual[4]	$1,000.00	$1,001.77	$1.49
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class X Actual[4]	$1,000.00	$1,002.55	$0.70
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70

Class Y Actual[4]	$1,000.00	$1,001.03	$2.23
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[4]	$1,000.00	$1,002.27	$0.99
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 0.30%, 0.14%, 0.45%, and 0.20% for Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended February 28, 2017 of 0.13%, 0.18%, 0.25%, 0.10%, and 0.23% for Class T, Class V, Class X, Class Y, and Class Z, respectively.

6	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

Retail Prime Obligations Fund
	Beginning Account Value (9/01/16)	Ending Account Value (2/28/17)	Expenses Paid During Period[1] (9/01/16 to 2/28/17)

Class A Actual[2]	$1,000.00	$1,000.39	$3.62
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$3.66

Class T Actual[2]	$1,000.00	$1,002.03	$1.99
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class V Actual[2]	$1,000.00	$1,002.54	$1.49
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class X Actual[2,3]	$1,000.00	$1,003.20	$0.66
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70

Class Y Actual[2]	$1,000.00	$1,001.78	$2.23
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[2]	$1,000.00	$1,003.02	$0.99
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

[1]	Expenses are equal to the fund’s annualized expense ratio the most recent six-month period of 0.73%, 0.40%, 0.30%, 0.45%, and 0.20% for Class A, Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). For Class X the expenses are equal to the class’s annualized expense ratio for the period September 8, 2016 through February 28, 2017 of 0.14%.

[2]	Based on actual returns for the six-month period ended February 28, 2017 of 0.04%, 0.20%, 0.25%, 0.18%, and 0.30% for Class A, Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). For Class X the actual is based on the return of 0.32% for the period September 8, 2016 through February 28, 2017.

[3]	Class X inception was September 8, 2016. Actual expenses are equal to the fund’s annualized expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 173/365.

Retail Tax Free Obligations Fund
	Beginning Account Value (9/01/16)	Ending Account Value (2/28/17)	Expenses Paid During Period[4] (9/01/16 to 2/28/17)

Class A Actual[5]	$1,000.00	$1,000.07	$3.37
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.41

Class V Actual[5]	$1,000.00	$1,001.96	$1.49
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class Y Actual[5]	$1,000.00	$1,001.21	$2.23
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[5]	$1,000.00	$1,002.46	$0.99
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

[4]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.68%, 0.30%, 0.45%, and 0.20% for Class A, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[5]	Based on the actual returns for the six-month period ended February 28, 2017 of 0.01%, 0.20%, 0.12%, and 0.25% for Class A, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	7

Expense Examples   (unaudited)

Treasury Obligations Fund
	Beginning Account Value (9/01/16)	Ending Account Value (2/28/17)	Expenses Paid During Period[1] (9/01/16 to 2/28/17)

Class A Actual[2]	$1,000.00	$1,000.01	$2.38
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41

Class D Actual[2]	$1,000.00	$1,000.01	$2.33
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.36

Class G Actual[2]	$1,000.00	$1,000.01	$2.38
Class G Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41

Class V Actual[2]	$1,000.00	$1,000.90	$1.49
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class X Actual[2]	$1,000.00	$1,001.70	$0.69
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70

Class Y Actual[2]	$1,000.00	$1,000.29	$2.08
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11

Class Z Actual[2]	$1,000.00	$1,001.50	$0.89
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.48%, 0.47%, 0.48%, 0.30%, 0.14%, 0.42%, and 0.18% for Class A, Class D, Class G, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 28, 2017 of 0.00%, 0.00%, 0.00%, 0.09%, 0.17%, 0.03%, and 0.15% for Class A, Class D, Class G, Class V, Class X, Class Y, and Class Z, respectively.

U.S. Treasury Money Market Fund
	Beginning Account Value (9/01/16)	Ending Account Value (2/28/17)	Expenses Paid During Period[3] (9/01/16 to 2/28/17)

Class A Actual[4]	$1,000.00	$1,000.03	$2.08
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11

Class D Actual[4]	$1,000.00	$1,000.03	$2.13
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$2.16

Class V Actual[4]	$1,000.00	$1,000.67	$1.49
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class Y Actual[4]	$1,000.00	$1,000.16	$2.03
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$2.06

Class Z Actual[4]	$1,000.00	$1,001.17	$0.99
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.42%, 0.43%, 0.30%, 0.41%, and 0.20% for Class A, Class D, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended February 28, 2017 of 0.00%, 0.00%, 0.07%, 0.02%, and 0.12% for Class A, Class D, Class V, Class Y, and Class Z, respectively.

8	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

Schedule of Investments	February 28, 2017 (unaudited), all dollars are rounded to thousands (000 omitted)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >
U.S. Government Agency Debt – 36.0%
Federal Farm Credit Bank
0.850%, 03/08/2017 Δ	$25,000	$25,000
0.790%, 03/16/2017 Δ	119,000	118,998
0.769%, 03/21/2017 Δ	25,000	25,000
0.819%, 03/24/2017 Δ	25,000	24,999
0.821%, 03/29/2017 Δ	25,000	25,000
0.720%, 03/30/2017 Δ	50,000	50,000
0.767%, 04/04/2017 Δ	45,625	45,625
0.822%, 04/17/2017 Δ	75,000	75,004
0.600%, 04/25/2017	20,000	20,001
0.824%, 05/24/2017 Δ	28,000	27,999
0.827%, 06/22/2017 Δ	50,000	49,998
0.806%, 06/29/2017 Δ	20,000	20,000
0.770%, 08/01/2017 Δ	20,000	19,989
0.905%, 08/01/2017 Δ	25,000	25,000
0.613%, 08/02/2017 ¤	50,000	49,870
0.664%, 08/07/2017 ¤	50,000	49,854
0.874%, 08/24/2017 Δ	110,000	109,994
0.801%, 08/28/2017 Δ	25,000	24,989
0.650%, 09/08/2017	25,135	25,109
0.896%, 09/14/2017 Δ	75,000	74,996
1.125%, 09/22/2017	47,774	47,876
0.778%, 09/25/2017 Δ	22,000	21,985
0.846%, 09/28/2017 Δ	50,000	49,997
0.684%, 10/05/2017 ¤	25,000	24,897
0.907%, 10/06/2017 Δ	80,000	79,998
0.836%, 10/11/2017 ¤	25,000	24,871
0.815%, 10/18/2017 ¤	25,000	24,870
0.858%, 10/25/2017 Δ	125,000	124,992
0.775%, 10/27/2017 ¤	100,000	99,487
0.775%, 10/30/2017 ¤	25,000	24,870
0.816%, 11/03/2017 ¤	80,000	79,555
0.891%, 11/13/2017 Δ	158,000	157,997
0.807%, 11/22/2017 Δ	85,000	84,975
0.840%, 01/16/2018 Δ	50,000	49,991
0.866%, 01/29/2018 Δ	50,000	49,998
0.807%, 03/22/2018 Δ	24,050	24,064
0.761%, 04/20/2018 Δ	50,000	49,997
0.770%, 06/01/2018 Δ	200,000	199,987
0.830%, 06/08/2018 Δ	25,000	25,014
0.741%, 08/13/2018 Δ	100,000	99,985
0.729%, 01/23/2019 Δ	160,000	159,985

Federal Home Loan Bank
0.769%, 03/02/2017 Δ	50,000	50,000
0.530%, 03/08/2017 ¤	73,500	73,492
0.851%, 03/08/2017 Δ	100,000	100,000
0.530%, 03/09/2017 ¤	150,000	149,982
0.523%, 03/10/2017 ¤	140,618	140,600
0.792%, 03/10/2017 Δ	150,000	150,000
0.525%, 03/14/2017 ¤	125,000	124,976
0.791%, 03/14/2017 Δ	50,000	50,000
0.536%, 03/15/2017 ¤	455,000	454,906
0.772%, 03/17/2017 Δ	50,000	50,000
0.917%, 03/27/2017 Δ	50,000	50,000
0.552%, 04/03/2017 ¤	25,000	24,987

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.532%, 04/05/2017 ¤	$472,000	$471,756
0.922%, 04/13/2017 Δ	50,000	50,000
0.841%, 04/19/2017 Δ	50,000	50,000
0.796%, 04/21/2017 Δ	225,000	224,993
0.521%, 04/28/2017 ¤	33,300	33,272
0.521%, 05/03/2017 ¤	24,000	23,978
0.554%, 05/05/2017 ¤	124,692	124,568
0.552%, 05/08/2017 ¤	100,000	99,896
1.007%, 05/19/2017 Δ	25,000	25,000
0.580%, 05/30/2017	50,000	49,997
0.625%, 05/30/2017	50,000	50,002
5.250%, 06/05/2017	20,000	20,239
1.000%, 06/09/2017	20,700	20,723
0.637%, 07/26/2017 ¤	58,250	58,099
0.690%, 07/26/2017	50,000	50,000
0.997%, 07/27/2017 Δ	25,000	24,999
0.820%, 08/03/2017 Δ	100,000	100,000
0.632%, 08/04/2017 ¤	50,000	49,864
0.771%, 08/18/2017 Δ	80,000	79,982
0.920%, 08/25/2017	10,000	10,010
1.032%, 08/25/2017 Δ	50,000	50,000
0.750%, 08/28/2017	68,715	68,713
0.911%, 09/01/2017 Δ	25,000	25,000
0.817%, 09/05/2017 Δ	50,000	50,000
0.827%, 09/06/2017 Δ	50,000	50,000
0.928%, 09/07/2017 Δ	25,000	25,000
0.750%, 09/08/2017	26,960	26,951
2.250%, 09/08/2017	25,000	25,184
0.933%, 09/11/2017 Δ	25,000	25,001
0.845%, 09/15/2017 ¤	50,000	49,769
0.845%, 09/20/2017 ¤	20,000	19,905
0.977%, 09/29/2017 Δ	35,000	35,000
0.978%, 10/04/2017 Δ	115,000	115,003
0.935%, 10/10/2017 Δ	20,000	20,001
0.980%, 10/11/2017 Δ	25,000	25,000
0.846%, 10/13/2017 Δ	70,000	70,000
0.866%, 10/13/2017 ¤	50,000	49,730
0.754%, 10/18/2017 ¤	50,000	49,759
0.861%, 10/18/2017 Δ	50,000	50,000
0.856%, 10/20/2017 Δ	30,000	30,000
0.861%, 10/20/2017 Δ	50,000	50,000
0.853%, 10/25/2017 Δ	50,000	50,000
0.913%, 10/25/2017 Δ	50,000	50,000
0.625%, 10/26/2017	109,625	109,523
0.853%, 10/27/2017 Δ	50,000	50,000
0.957%, 10/27/2017 Δ	75,000	74,997
0.754%, 11/02/2017 ¤	50,000	49,744
0.854%, 11/02/2017 Δ	50,000	50,000
0.855%, 11/03/2017 Δ	23,000	22,999
0.944%, 11/10/2017 Δ	100,000	100,000
0.786%, 11/28/2017 Δ	50,000	49,998
0.851%, 12/07/2017 Δ	50,000	49,998
0.883%, 12/07/2017 Δ	50,000	50,000
1.125%, 12/08/2017	6,000	6,012
2.125%, 12/08/2017	26,525	26,783
0.883%, 12/12/2017 Δ	75,000	75,000

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	9

Schedule of Investments	February 28, 2017 (unaudited), all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.000%, 12/12/2017	$67,800	$67,880
0.892%, 12/13/2017 Δ	50,000	50,000
0.908%, 12/15/2017 Δ	25,000	25,000
0.936%, 12/18/2017 Δ	40,000	40,000
0.956%, 12/22/2017 Δ	87,500	87,501
0.968%, 01/02/2018 Δ	15,000	15,000
0.968%, 01/04/2018 Δ	35,000	35,000
0.974%, 01/08/2018 Δ	50,000	50,000
0.977%, 01/19/2018 Δ	50,000	50,000
0.877%, 02/05/2018 Δ	100,000	100,004
0.898%, 02/09/2018 Δ	25,000	25,001
0.889%, 02/15/2018 Δ	100,000	100,000
0.889%, 02/15/2018 Δ	150,000	150,000
0.845%, 02/16/2018 Δ	50,000	49,998
0.882%, 02/16/2018 Δ	75,000	75,000
0.902%, 02/22/2018 Δ	50,000	50,000
0.903%, 02/23/2018 Δ	25,000	25,000
0.811%, 02/28/2018 Δ	50,000	49,999
0.825%, 03/01/2018 Δ	50,000	49,999
0.778%, 03/07/2018 Δ	50,000	49,998
0.793%, 03/15/2018 Δ	50,000	50,000
0.773%, 03/19/2018 Δ	50,000	49,999
0.813%, 03/19/2018 Δ	50,000	50,000
0.799%, 03/23/2018 Δ	96,000	96,001
0.817%, 03/26/2018 Δ	35,000	35,004
0.776%, 03/28/2018 Δ	100,000	100,000
0.787%, 04/06/2018 Δ	50,000	50,000
0.761%, 04/12/2018 Δ	90,000	90,002
0.788%, 06/11/2018 Δ	50,000	50,000
0.721%, 07/12/2018 Δ	50,000	50,000
0.738%, 02/27/2019 Δ	75,000	75,000
0.750%, 03/01/2019 Δ «	125,000	125,000
Federal Home Loan Mortgage Corporation
0.750%, 03/09/2017	50,000	50,000
0.786%, 04/20/2017 Δ	75,000	74,998
0.526%, 05/17/2017 ¤	375,000	374,579
0.552%, 05/18/2017 ¤	250,000	249,702
0.562%, 06/01/2017 ¤	50,000	49,928
1.000%, 06/13/2017	20,000	20,024
0.750%, 07/14/2017	87,650	87,681
0.909%, 07/21/2017 Δ	50,000	49,998
1.000%, 07/28/2017	100,000	100,128
5.500%, 08/23/2017	98,969	101,238
1.000%, 09/29/2017	21,012	21,045
0.785%, 11/20/2017 ¤	100,000	99,428
1.000%, 12/15/2017	118,747	118,894
0.788%, 07/25/2018 Δ	50,000	50,000
0.754%, 08/10/2018 Δ	100,000	100,000
Federal National Mortgage Association
0.750%, 04/20/2017	61,900	61,907
0.780%, 08/16/2017 Δ	100,000	99,986
0.875%, 08/28/2017	87,751	87,825
0.785%, 09/08/2017 Δ	25,000	24,985

Government Obligations Fund (cont.)
DESCRIPTION	PAR/SHARES	VALUE >
1.000%, 09/27/2017	$56,500	$56,589
0.787%, 10/05/2017 Δ	35,000	34,993
0.875%, 10/26/2017	8,695	8,696
0.875%, 12/20/2017	55,000	54,971

Total U.S. Government Agency Debt (Cost $11,098,188)		11,098,188

U.S. Treasury Debt – 10.0%
U.S. Treasury Notes
1.000%, 03/31/2017	50,000	50,019
0.625%, 05/31/2017	100,000	100,009
0.625%, 06/30/2017	50,000	50,005
0.750%, 06/30/2017	225,000	225,115
0.875%, 07/15/2017	300,000	300,259
0.500%, 07/31/2017	100,000	99,940
1.875%, 08/31/2017	150,000	150,880
0.875%, 10/15/2017	100,000	100,121
0.750%, 10/31/2017	975,000	975,134
1.875%, 10/31/2017	150,000	151,163
0.875%, 11/15/2017	393,000	392,995
0.625%, 11/30/2017	75,000	74,910
0.875%, 11/30/2017	200,000	200,054
0.750%, 12/31/2017	25,000	24,982
1.000%, 12/31/2017	150,000	150,210
2.750%, 12/31/2017	25,000	25,392

Total U.S. Treasury Debt
(Cost $3,071,188)		3,071,188

Investment Companies Ω – 0.7%
Dreyfus Government
Cash Management
Fund, Institutional
Shares, 0.476%	25,000,000	25,000
DWS Government
Money Market Series
Fund, Institutional
Shares, 0.493%	25,000,000	25,000
Goldman Sachs
Financial Square
Funds, Institutional
Shares, 0.474%	35,000,000	35,000
Wells Fargo Government
Money Market
Fund, Institutional
Shares, 0.420%	128,102,000	128,102
Total Investment Companies
(Cost $213,102)		213,102

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
U.S. Government Agency
Repurchase Agreements – 7.9%
BNP Paribas SA
0.520%, dated 02/28/2017, matures 03/01/2017, repurchase price $200,003 (collateralized by various government agency obligations: Total market value $204,000)	$200,000	$200,000
Goldman Sachs & Company
0.520%, dated 02/28/2017, matures 03/01/2017, repurchase price $700,010 (collateralized by various government agency obligations: Total market value $714,001)	700,000	700,000
HSBC Securities (USA) Inc
0.510%, dated 02/28/2017, matures 03/01/2017, repurchase price $700,010 (collateralized by various government agency obligations: Total market value $714,002)	700,000	700,000
ING Financial Markets LLC
0.510%, dated 02/28/2017, matures 03/01/2017, repurchase price $600,009 (collateralized by various government agency obligations: Total market value $612,005)	600,000	600,000
Merrill Lynch, Pierce,
Fenner & Smith Inc 0.520%, dated 02/28/2017, matures 03/01/2017, repurchase price $150,002 (collateralized by various government agency obligations: Total market value $153,000)	150,000	150,000
RBC Capital Markets LLC
0.510%, dated 02/28/2017, matures 03/01/2017, repurchase price $100,001 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000

Total U.S. Government Agency
Repurchase Agreements
(Cost $2,450,000)		2,450,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
U.S. Treasury Repurchase Agreements – 45.8%
Bank of Nova Scotia/NY
0.520%, dated 02/28/2017, matures 03/01/2017, repurchase price $1,043,440 (collateralized by U.S. Treasury obligations: Total market value $1,064,288)	$1,043,425	$1,043,425
BNP Paribas SA
0.510%, dated 02/28/2017, matures 03/01/2017, repurchase price $1,175,017 (collateralized by U.S. Treasury obligations: Total market value $1,198,500)	1,175,000	1,175,000
Credit Agricole Corporate
& Investment Bank 0.520%, dated 02/28/2017, matures 03/01/2017, repurchase price $1,863,286 (collateralized by U.S. Treasury obligations: Total market value $1,900,515)	1,863,259	1,863,259
0.520%, dated 02/23/2017,
matures 03/02/2017, repurchase price $200,020 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
Federal Reserve Bank
of New York 0.500%, dated 02/28/2017, matures 03/01/2017, repurchase price $6,325,088 (collateralized by U.S. Treasury obligations: Total market value $6,325,088)	6,325,000	6,325,000
Goldman Sachs & Company
0.520%, dated 02/28/2017, matures 03/08/2017, repurchase price $750,087 (collateralized by U.S. Treasury obligations: Total market value $765,000)	750,000	750,000
HSBC Securities (USA) Inc
0.500%, dated 02/23/2017, matures 03/02/2017, repurchase price $500,049 (collateralized by U.S. Treasury obligations: Total market value $510,002)	500,000	500,000

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	11

Schedule of Investments	February 28, 2017 (unaudited), all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.510%, dated 02/28/2017, matures 03/07/2017, repurchase price $400,040 (collateralized by U.S. Treasury obligations: Total market value $408,003)	$400,000	$400,000
RBC Capital Markets LLC
0.500%, dated 02/28/2017, matures 03/01/2017, repurchase price $150,002 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
Societe Generale/New York Branch
0.520%, dated 02/02/2017, matures 03/02/2017, repurchase price $350,142 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
0.530%, dated 02/27/2017, matures 03/27/2017, repurchase price $150,062 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
0.560%, dated 02/28/2017,matures 03/07/2017, repurchase price $450,049 (collateralized by U.S. Treasury obligations: Total market value $459,000)	450,000	450,000
0.560%, dated 02/28/2017, matures 03/07/2017, repurchase price $250,027 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.560%, dated 02/28/2017, matures 03/07/2017, repurchase price $500,054 (collateralized by U.S. Treasury obligations: Total market value $510,000)	$500,000	$500,000

Total U.S. Treasury Repurchase Agreements (Cost $14,106,684)		14,106,684
Total Investments ▲ – 100.4%
(Cost $30,939,162)		30,939,162

Other Assets and Liabilities, Net – (0.4)%		(125,229)
Total Net Assets – 100.0%		$30,813,933

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable rate security – The rate shown is the rate in effect as of February 28, 2017.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

«	Security purchased on a when-issued basis. On February 28, 2017, the total cost of investments purchased on a when-issued basis was $125,000or 0.4% of total net assets.

Ω	The rate shown is the annualized seven-day yield as of February 28, 2017.

▲	On February 28, 2017, the cost of investments for federal income tax purposes was approximately $30,939,162. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

Institutional Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Financial Company Commercial Paper – 18.5%
ASB Finance Ltd/London
0.993%, 06/01/2017 ¤ ■	$5,000	$4,988
BNZ International Funding
1.043%, 04/24/2017 ¤ ■	5,000	4,995
0.997%, 04/26/2017 ¤ ■	5,000	4,994
1.156%, 07/24/2017 ¤ ■	2,500	2,489
CDP Financial Inc
0.650%, 03/01/2017 ¤ ■	8,000	8,000
1.124%, 05/26/2017 ¤ ■	3,500	3,493
1.176%, 07/18/2017 ¤ ■	3,000	2,988
1.217%, 08/04/2017 ¤ ■	2,000	1,990
1.157%, 08/16/2017 ¤ ■	5,000	4,974
Credit Suisse/NY
1.003%, 03/14/2017 ¤	10,000	9,997
DNB Bank ASA
1.432%, 04/26/2017 ■ Δ	6,000	6,006
1.029%, 08/23/2017 ■ Δ	2,000	1,999
DZ Bank AG/NY
0.560%, 03/01/2017 ¤	15,000	15,000
Macquarie Bank Ltd
1.033%, 03/08/2017 ¤ ■	5,000	4,999
1.113%, 04/18/2017 ¤ ■	5,000	4,994
1.077%, 08/22/2017 ■ Δ	3,000	3,000
Met Life Short Term Funding LLC
0.942%, 05/15/2017 ¤ ■	5,000	4,990
Nederlandse Waterschaps
0.690%, 03/01/2017 ¤ ■	10,000	10,000
0.730%, 03/16/2017 ¤ ■	12,000	11,996
PSP Capital Inc
1.002%, 03/21/2017 ¤ ■	5,000	4,998
1.003%, 05/24/2017 ¤ ■	4,500	4,491
Siemens Capital Co LLC
0.741%, 03/28/2017 ¤ ■	10,000	9,995
Suncorp Metway Ltd
1.308%, 08/14/2017 ¤ ■	2,900	2,881
Westpac Securities NZ Ltd
1.086%, 09/07/2017 ■ Δ	5,000	5,000
Total Financial Company
Commercial Paper
(Cost $139,241)		139,257

Asset Backed Commercial Paper ¤ ■– 17.3%
Atlantic Asset Securitization Corp
1.023%, 05/10/2017	5,000	4,990
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
CAFCO LLC
0.942%, 03/06/2017	$7,000	$6,999
1.053%, 04/20/2017	4,000	3,996
0.982%, 05/08/2017	3,000	2,995
Fairway Finance Corp
0.952%, 03/13/2017	5,000	4,999
1.043%, 05/08/2017	5,000	4,991
0.992%, 05/17/2017	5,000	4,989
Gotham Funding Corp
1.063%, 03/13/2017	10,000	9,997
1.083%, 03/20/2017	6,000	5,997
Kells Funding LLC
0.963%, 03/08/2017	10,000	9,999
1.032%, 03/10/2017	4,500	4,499
Liberty Street Funding LLC
1.063%, 04/21/2017	6,000	5,993
0.992%, 05/09/2017	5,000	4,991
Manhattan Asset Funding Co
0.952%, 03/06/2017	5,000	4,999
1.043%, 04/03/2017	5,000	4,996
1.022%, 05/04/2017	4,600	4,592
Nieuw Amsterdam Receivables
0.851%, 03/13/2017	4,200	4,199
0.841%, 03/14/2017	5,000	4,999
Old Line Funding LLC
1.053%, 04/03/2017	5,000	4,996
1.074%, 06/14/2017	10,000	9,968
Starbird Funding Corp
1.093%, 05/01/2017	5,000	4,992
1.053%, 05/08/2017	3,000	2,994
Thunder Bay Funding LLC
1.053%, 03/20/2017	5,000	4,998
1.002%, 05/15/2017	2,700	2,694
Total Asset Backed
Commercial Paper
(Cost $129,851)		129,862

Certificates of Deposit – 16.6%
Banco del Estado de Chile/NY
0.680%, 03/07/2017	10,000	10,000
1.090%, 06/07/2017	9,000	9,002
Bank of Montreal/Chicago
1.080%, 03/20/2017	5,000	5,001
1.080%, 04/06/2017	5,000	5,001
1.080%, 04/18/2017	2,000	2,001
1.377%, 06/06/2017 Δ	3,000	3,003
Bank of Tokyo-Mitsubishi
UFJ Ltd/NY
1.539%, 07/31/2017 Δ	3,500	3,506
1.128%, 08/29/2017 Δ	2,000	1,999

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	13

Schedule of Investments	February 28, 2017 (unaudited), all dollars are rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Commonwealth Bank of
Australia/NY
0.980%, 04/10/2017	$5,000	$5,002
Credit Agricole CIB/NY
1.166%, 08/07/2017 Δ	2,000	2,001
Credit Suisse/NY
1.400%, 05/03/2017	5,000	5,005
HSBC Bank USA NA
1.140%, 08/01/2017 Δ	5,000	5,001
Lloyds Bank PLC/NY
1.210%, 08/04/2017 Δ	5,000	5,003
Nordea Bank AB/NY
0.660%, 03/07/2017	10,000	10,000
Rabobank Nederland NV/NY
1.200%, 07/11/2017	1,000	1,000
1.422%, 10/13/2017 Δ	3,000	3,006
Skandinaviska Enskilda
Banken/NY
1.050%, 08/15/2017 Δ	3,000	3,000
Sumitomo Mitsui Banking
Corp/NY
1.100%, 04/13/2017	5,000	5,002
1.185%, 08/08/2017 Δ	2,000	2,000
Svenska Handelsbanken/NY
1.070%, 09/15/2017 Δ	5,000	5,002
Toronto Dominion Bank/NY
1.000%, 03/21/2017	10,000	10,002
1.330%, 08/11/2017	2,000	2,002
1.183%, 11/09/2017 Δ	2,000	2,001
UBS AG Stamford CT
1.260%, 03/01/2017	7,150	7,150
1.549%, 06/20/2017 Δ	5,000	5,009
1.063%, 08/09/2017 Δ	3,000	3,000
Westpac Banking Corp/NY
1.009%, 08/21/2017 Δ	5,000	4,999
Total Certificates of Deposit
(Cost $124,673)		124,698

Variable Rate Demand Notes Δ – 11.1%
Broward County, Florida,
Embraer Aircraft Holding Inc
Project, Series 2007B
(LOC: Citibank)
0.790%, 04/01/2035	5,500	5,500
City of Houston, Texas,
Combined Utility System,
Series 2004B-2
(LOC: Citibank)
0.650%, 05/15/2034	5,000	5,000
Institutional Prime Obligations Fund(cont.)
DESCRIPTION	PAR	VALUE >
Clark County, Nevada,
Airport System,
Series 2008B-2 (AMT)
(LOC: State Street
Bank & Trust Co)
0.660%, 07/01/2022	$12,200	$12,200
Clark County, Nevada,
Airport System,
Series 2008C-3 (AMT)
(LOC: Sumitomo
Mitsui Banking Corp)
0.660%, 07/01/2029	11,375	11,375
Development Authority of
Gordon County, Pine
Hall Brick Co., Inc.
Project, Series 2007
(AMT) (LOC: Branch
Banking & Trust)
0.710%, 09/01/2027	6,900	6,900
Industrial Development
Corporation of The Port Of
Chehalis, JLT Holdings,
L.L.C. Project, Series
2003 (AMT) (LOC: Wells
Fargo Bank)
0.770%, 12/01/2024	1,315	1,315
Maryland Transportation
Authority, Baltimore/
Washington International
Thurgood Marshall
Airport, Series 2012C
(AMT) (LOC: Wells
Fargo Bank)
0.680%, 06/01/2032	15,500	15,500
Massachusetts Development
Finance Agency,
Babson College Issue,
Series 2008B (LOC:
Bank of America)
0.740%, 10/01/2031	8,705	8,705
Nevada Housing Division,
Help Owens 2 Apartments,
Series 2007 (AMT)
(LOC: Citibank)
0.690%, 10/01/2042	2,065	2,065
New York State Housing
Finance Agency, BAM
South Housing, Series
2014 B (LOC: JPMorgan
Chase Bank)
0.660%, 11/01/2048	5,000	5,000

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
New York State Housing
Finance Agency, Related
42nd and 10th Housing
Revenue Bonds, Series A
(AMT) (INS: FHLMC)
0.650%, 11/01/2041	$10,000	$10,000
Total Variable Rate
Demand Notes
(Cost $83,560)		83,560

Non-Negotiable
Time Deposits – 7.3%
DnB Bank ASA – Georgetown,
Cayman Islands Branch –
Time Deposit
0.560%, 03/01/2017	25,000	25,000
Skandinaviska Enskilda
Banken – Cayman Islands
Branch – Time Deposit
0.560%, 03/01/2017	30,000	30,000
Total Non-Negotiable
Time Deposits
(Cost $55,000)		55,000

Non-Financial Company Commercial Paper ¤ – 6.2%
Statoil ASA
0.902%, 04/10/2017 ■	5,000	4,996
Total Capital Canada Ltd
0.922%, 04/03/2017 ■	7,400	7,395
0.937%, 04/10/2017 ■	4,500	4,496
0.932%, 04/12/2017 ■	5,000	4,996
0.932%, 04/20/2017 ■	5,000	4,995
Toyota Credit Canada Inc
1.114%, 05/31/2017	10,000	9,975
Toyota Credit Puerto Rico
1.003%, 03/20/2017	5,000	4,998
Toyota Motor Credit Corp
0.982%, 04/12/2017	5,000	4,995
Total Non-Financial Company
Commercial Paper
(Cost $46,836)		46,846

Other Instruments – 3.4%
Bank of America NA
1.117%, 08/15/2017 Δ	3,000	3,000
ING Bank NV
3.750%, 03/07/2017 ■	5,000	5,002
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
MassMutual Global
Funding II
2.000%, 04/05/2017 ■	$1,600	$1,601
Metropolitan Life Global
Funding I
1.300%, 04/10/2017 ■	3,000	3,001
New York Life Global Funding
1.125%, 03/01/2017 ■	5,673	5,673
Nordea Bank AB
1.250%, 04/04/2017 ■	2,000	2,000
Suncorp Metway Ltd
1.700%, 03/28/2017 ■	5,000	5,003
Total Other Instruments
(Cost $25,282)		25,280

U.S. Treasury Repurchase Agreements – 0.5%
Bank of Nova Scotia/NY
0.520%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $1,348
(collateralized by
U.S. Treasury obligations:
Total market value $1,428)	1,348	1,348
Credit Agricole Corporate &
Investment Bank
0.520%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $2,408
(collateralized by
U.S. Treasury obligations:
Total market value $2,550)	2,408	2,408
Total U.S. Treasury
Repurchase Agreements
(Cost $3,756)		3,756

Other Repurchase Agreements – 15.1%
BNP Paribas SA
0.940%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $10,000
(collateralized by various
securities: Total market
value $10,922)	10,000	10,000
0.960%, dated 02/28/2017,
matures 04/04/2017,
repurchase price $15,014
(collateralized by various
securities: Total market
value $15,750) ¥	15,000	15,000

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	15

Schedule of Investments	Februar y 28, 2017 (unaudited),
all dollars are rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
HSBC Securities (USA) Inc
0.760%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $30,001
(collateralized by various
securities: Total market
value $31,504)	$30,000	$30,000
ING Financial Markets LLC
0.760%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $13,000
(collateralized by various
securities: Total market
value $13,651)	13,000	13,000
JP Morgan Securities LLC
1.050%, dated 02/28/2017,
matures 04/04/2017,
repurchase price $15,015
(collateralized by various
securities: Total market
value $15,750) ¥	15,000	15,000
Societe Generale SA
0.920%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $30,001
(collateralized by various
securities: Total market
value $31,500)	30,000	30,000
Total Other Repurchase
Agreements
(Cost $113,000)		113,000
Total Investments ▲ – 96.0%
(Cost $721,199)		721,259
Other Assets and Liabilities, Net – 4.0%		29,715
Total Net Assets – 100.0%		$750,974

Institutional Prime Obligations Fund (cont.)

>	Securities are valued in accordance with procedures in note 2 in Notes to Financial Statements.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 28, 2017, the value of these investments was $293,280 or 39.1% of total net assets.

Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2017.

¥	Security considered illiquid. As of February 28, 2017, the value of these investments was $30,000 or 4.0% of total net assets. See note 2 in Notes to Financial Statements.

▲	On February 28, 2017, the cost of investments for federal income tax purposes was approximately $721,199. The approximate gross unrealized appreciation and depreciation of investments was $70 and $10, respectively.

AMT –	Alternative Minimum Tax. As of February 28, 2017, the total value of securities subject to AMT was $59,355 or 7.9% of total net assets.
FHLMC –	Federal Home Loan Mortgage Corporation
INS –	Insured
LOC –	Letter of Credit

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

Retail Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 24.9%
Banco del Estado de Chile/NY
0.680%, 03/02/2017	$25,000	$25,000
0.680%, 03/07/2017	25,000	25,000
1.311%, 04/13/2017 Δ	20,000	20,000
1.090%, 04/18/2017	20,000	20,000
1.090%, 06/07/2017	13,000	13,000
Bank of Montreal/Chicago
0.650%, 03/03/2017	25,000	25,000
1.080%, 03/21/2017	10,000	10,000
1.080%, 04/18/2017	25,000	25,000
1.377%, 06/06/2017 Δ	12,000	12,009
Bank of Nova Scotia/Houston
1.130%, 05/03/2017	14,550	14,552
1.452%, 05/25/2017 Δ	5,000	5,002
1.435%, 10/06/2017 Δ	5,000	5,007
1.582%, 10/26/2017 Δ	3,000	3,006
Bank of Tokyo-Mitsubishi UFJ Ltd/NY
1.357%, 04/04/2017 Δ	7,000	7,000
1.128%, 08/29/2017 Δ	5,000	5,000
Canadian Imperial Bank of Commerce/NY
1.250%, 08/02/2017 Δ	10,000	10,000
Citibank NA
1.139%, 05/19/2017 Δ	10,000	10,000
1.141%, 07/12/2017 Δ	10,000	10,000
Commonwealth Bank of Australia/NY
1.137%, 07/06/2017 Δ	10,000	10,000
Credit Agricole CIB/NY
1.166%, 08/07/2017 Δ	5,000	5,000
DZ Bank/NY
1.240%, 04/06/2017	20,000	20,000
1.200%, 08/15/2017	10,000	10,000
HSBC Bank USA NA
1.492%, 05/18/2017 Δ	20,000	20,011
1.140%, 08/01/2017 Δ	5,000	5,000
Lloyds Bank PLC/NY
1.257%, 07/05/2017 Δ	10,000	10,000
1.210%, 08/04/2017 Δ	5,000	5,000
Nordea Bank AB/NY
0.660%, 03/03/2017	25,000	25,000
0.660%, 03/07/2017	40,000	40,000
1.185%, 07/24/2017	10,000	10,000
Nordea Bank Finland/NY
1.110%, 04/04/2017	5,000	5,000
Rabobank Nederland NV/NY
1.150%, 04/10/2017	25,000	25,000
Skandinaviska Enskilda Banken/NY
1.050%, 08/15/2017 Δ	7,000	7,000
Sumitomo Mitsui Banking Corp/NY
1.349%, 07/20/2017 Δ	25,000	25,000
Svenska Handelsbanken/NY
1.310%, 05/15/2017Δ	20,000	20,000

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.205%, 09/01/2017	$10,000	$10,000
1.070%, 09/15/2017 Δ	10,000	10,000
Toronto Dominion Bank/NY
1.000%, 03/21/2017	15,000	15,000
1.080%, 03/21/2017	15,000	15,000
1.182%, 07/10/2017 Δ	10,000	10,000
1.330%, 08/11/2017	3,000	3,002
1.183%, 11/09/2017 Δ	5,000	5,000
UBS AG Stamford CT
1.249%, 05/02/2017 Δ	15,000	15,000
1.063%, 08/09/2017 Δ	10,000	10,000
Wells Fargo Bank NA
0.900%, 03/06/2017	10,000	10,000
1.179%, 07/18/2017 Δ	40,000	40,000
1.507%, 07/27/2017 Δ	25,000	25,024
Westpac Banking Corp/NY
1.100%, 06/01/2017 Δ	10,000	10,000
Total Certificates of Deposit
(Cost $664,613)		664,613

Financial Company Commercial Paper – 20.3%
Bank of Tokyo-Mitsubishi UFJ Ltd/NY
0.680%, 03/01/2017 	20,000	20,000
0.670%, 03/03/2017 	40,000	39,998
1.258%, 05/24/2017 	10,000	9,971
BNZ International Funding
1.043%, 04/24/2017  ■	25,000	24,961
Canadian Imperial Bank of Commerce/NY
1.186%, 08/01/2017  ■	10,000	9,950
1.198%, 08/16/2017  ■	5,000	4,972
CDP Financial Inc
0.730%, 03/13/2017  ■	5,000	4,999
1.156%, 04/03/2017  ■	19,000	18,980
1.167%, 04/20/2017  ■	12,000	11,980
1.124%, 05/26/2017  ■	9,000	8,976
1.217%, 08/04/2017  ■	5,000	4,974
1.157%, 08/16/2017  ■	15,000	14,919
1.228%, 08/17/2017  ■	10,000	9,943
Credit Suisse/NY
1.329%, 05/02/2017 	10,000	9,977
1.461%, 06/07/2017 	10,000	9,961
DNB Bank ASA
1.029%, 08/23/2017 Δ ■	15,000	15,000
DZ Bank AG/NY
0.560%, 03/01/2017 	50,000	50,000
ING US Funding LLC
1.258%, 06/08/2017 	10,000	9,966
JP Morgan Securities LLC
1.339%, 07/31/2017 Δ	10,000	10,000
Lloyds Bank PLC
1.319%, 07/18/2017 	10,000	9,949

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	17

Schedule of Investments	February 28, 2017 (unaudited),
all dollars are rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Macquarie Bank Ltd
1.033%, 03/08/2017  ■	$10,000	$9,998
0.720%, 03/14/2017  ■	5,000	4,999
1.153%, 03/15/2017  ■	10,000	9,995
1.153%, 03/21/2017  ■	10,000	9,994
1.113%, 04/18/2017  ■	5,000	4,993
1.077%, 08/22/2017 Δ ■	5,000	5,000
Mitsubishi UFJ Trust &
Banking Corp/NY
1.103%, 04/21/2017 	5,000	4,992
National Australia Bank Ltd
1.157%, 07/19/2017  ■	15,000	14,933
National Rural Utilities
0.751%, 03/08/2017 	19,900	19,897
Nederlandse Waterschaps
0.710%, 03/02/2017  ■	50,000	49,999
0.730%, 03/16/2017  ■	25,000	24,992
Rabobank Nederland NV/NY
1.197%, 08/07/2017 	10,000	9,948
Siemens Capital Co LLC
0.741%, 03/28/2017  ■	10,000	9,995
Suncorp Metway Ltd
1.003%, 03/08/2017  ■	10,000	9,998
1.064%, 03/22/2017  ■	2,000	1,999
1.288%, 05/09/2017  ■	10,000	9,975
1.339%, 07/17/2017  ■	10,000	9,949
Svenska Handelsbanken AB
1.208%, 08/01/2017  ■	10,000	9,949
Westpac Securities NZ Ltd
1.239%, 05/26/2017 Δ ■	10,000	10,000
1.086%, 09/07/2017 Δ ■	10,000	10,000

Total Financial Company
Commercial Paper
(Cost $541,081)		541,081

Asset Backed
Commercial Paper ■ – 14.9%
Atlantic Asset Securitization Corp
1.053%, 03/13/2017 	10,000	9,996
CAFCO LLC
0.936%, 03/06/2017 	25,000	24,997
Fairway Finance Corp
0.630%, 03/02/2017 	18,280	18,280
0.952%, 03/13/2017 	10,000	9,997
1.083%, 04/11/2017 	10,300	10,287
1.109%, 07/03/2017 Δ	7,000	7,000
Gotham Funding Corp
1.013%, 03/06/2017 	5,000	5,000
0.700%, 03/09/2017 	4,700	4,699
1.043%, 03/13/2017 	5,000	4,998
1.083%, 03/20/2017 	12,000	11,993
1.153%, 03/27/2017 	5,000	4,996

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Kells Funding LLC
0.983%, 03/17/2017 	$11,120	$11,115
0.730%, 03/23/2017 	3,000	2,999
0.984%, 03/24/2017 	10,000	9,994
1.054%, 04/04/2017 	10,000	9,990
1.126%, 05/02/2017 Δ	10,000	10,000
1.089%, 05/12/2017 	10,000	9,978
Liberty Street Funding LLC
1.013%, 03/22/2017 	10,000	9,994
1.063%, 04/21/2017 	10,000	9,985
1.154%, 05/05/2017 	15,000	14,969
0.992%, 05/10/2017 	10,000	9,981
1.003%, 05/15/2017 	5,000	4,989
Manhattan Asset Funding Co
0.750%, 03/15/2017 	10,000	9,997
1.043%, 04/03/2017 	15,000	14,985
1.471%, 04/13/2017 Δ	5,000	5,000
1.023%, 05/08/2017 	10,000	9,981
Nieuw Amsterdam Receivables
0.750%, 03/17/2017 	10,000	9,997
Old Line Funding LLC
1.312%, 04/19/2017 Δ	10,000	10,000
1.173%, 06/08/2017 Δ	25,000	25,000
1.155%, 06/12/2017 	5,000	4,984
1.171%, 06/13/2017 Δ	10,000	10,000
Starbird Funding Corp
0.670%, 03/01/2017 	10,000	10,000
1.093%, 05/01/2017 	10,000	9,982
1.002%, 05/25/2017 	10,000	9,976
Thunder Bay Funding LLC
1.104%, 04/19/2017 	10,000	9,985
1.229%, 05/02/2017 Δ	10,000	10,000
1.019%, 06/26/2017 Δ	30,000	30,000
Total Asset Backed
Commercial Paper
(Cost $396,124)		396,124

Variable Rate
Demand Notes Δ –13.7%
California Health Facilities
Financing Authority,
Scripps Health, Series
2010C (LOC: Northern
Trust Company)
0.590%, 10/01/2040	13,050	13,050
City of Bloomington, MN,
Norlan Partners Project,
Series 2002B (AMT)
(INS: FNMA)
0.750%, 07/15/2032	4,990	4,990

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
City of Chicago, Chicago O’Hare
International Airport,
Series 2005C
(LOC: Citibank)
0.650%, 01/01/2035	$30,000	$30,000
City of Houston, Texas,
Combined Utility System,
Series 2004B-2
(LOC: Citibank)
0.650%, 05/15/2034	15,000	15,000
Clark County, Nevada, Airport
System, Series 2008A-2
(AMT) (LOC: State Street
Bank & Trust Co)
0.640%, 07/01/2022	15,000	15,000
Clark County, Nevada, Airport
System, Series 2008B-2
(AMT) (LOC: State Street
Bank & Trust Co)
0.660%, 07/01/2022	16,200	16,200
Community Development
Administration Maryland
Department of Housing and
Community Development,
Series 2008D (AMT)
(LOC: PNC Bank)
0.670%, 09/01/2038	19,300	19,300
County of Franklin, Ohio,
Hospital Facilities, Series
1996B (LOC: Northern
Trust Company)
0.630%, 12/01/2020	6,420	6,420
County of Hamilton, Ohio,
Economic Development
Revenue, St. Xavier High
School Project, Series 2003
(LOC: PNC Bank)
0.660%, 04/01/2028	16,750	16,750
District of Columbia,
Medlantic/Helix Issue,
Series 1998A
(LOC: PNC Bank)
0.650%, 08/15/2038	22,250	22,250
Housing Authority of the
County of DeKalb, Georgia,
Highland Place Apartments
Project, Series 2008
(INS: FHLMC)
0.690%, 10/01/2041	15,700	15,700

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Housing Opportunities
Commission of Montomery
County, Maryland,
Series 2004D (AMT)
(LOC: TD Bank)
0.680%, 07/01/2036	$10,830	$10,830
Illinois Finance Authority,
Northwest Community
Hospital, Series 2008C
(LOC: JPMorgan Chase)
0.640%, 07/01/2032	17,545	17,545
Indiana Finance Authority,
Indiana University Health
Obligated Group, Series
2011A (LOC: Northern
Trust Company)
0.630%, 03/01/2033	28,560	28,560
Lee County Industrial
Development Authority,
Hope Hospice Project,
Series 2008 (LOC:
Northern Trust Company)
0.640%, 10/01/2027	8,000	8,000
Louisville/Jefferson County
Metro Government Health
System, Norton Healthcare,
Inc., Series 2011A
(LOC: PNC Bank)
0.650%, 10/01/2039	6,300	6,300
Lowell Arkansas Industrial
Development Revenue,
Arkansas Democrat
Gazette (AMT) (LOC:
JPMorgan Chase Bank)
0.760%, 10/01/2036	3,830	3,830
Mayor and City Council of
Baltimore, Maryland,
Baltimore City Parking
System Facilities, Series
2008 (LOC: Bank
of America)
0.720%, 07/01/2032	15,000	15,000
Michigan State Housing
Development Authority
Multi-Family Revenue,
Berrien Woods III, Series A
(AMT) (LOC: Citibank)
0.780%, 07/01/2032	4,415	4,415
Minnesota Higher Education
Facilities Authority,
Macalester College,
Series Three-Z
0.700%, 03/01/2024	2,520	2,520

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	19

Schedule of Investments	February 28, 2017 (unaudited), all dollars are rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
New York State Housing
Finance Agency, Related
42nd and 10th Housing
Revenue Bonds, Series A
(AMT) (INS: FHLMC)
0.650%, 11/01/2041	$20,000	$20,000
New York State Housing
Finance Agency, Series
2003M, Sub-Series M-1
(LOC: Bank of America)
0.630%, 09/15/2021	1,100	1,100
New York State Housing
Finance Agency, Riverside
Center 2, Series 2013A-3
(LOC: Bank of America)
0.640%, 11/01/2046	10,000	10,000
Port of Seattle Subordinate
Lien Revenue Bonds,
Series 1997 (AMT)
(LOC: Bank of America)
0.700%, 09/01/2022	19,040	19,040
Tarrant County Cultural
Education Facilities
Finance Corporation,
CHRISTUS Health, Series
2008C-2 (LOC: Bank of
New York Mellon)
0.640%, 07/01/2047	30,000	30,000
Texas Department of Housing
and Community Affairs
Multifamily Housing,
Terraces at Cibolo, Series
2007 (AMT) (LOC: Citibank)
0.710%, 05/01/2040	4,800	4,800
Washington State Housing
Finance Commission,
Franke Tobey Jones
Project, Series 2003
(LOC: Wells Fargo Bank)
0.650%, 09/01/2033	7,385	7,385

Total Variable Rate
Demand Notes
(Cost $363,985)		363,985

Non-Negotiable Credit Agricole, Cayman
Islands Branch –
Time Deposit
0.560%, 03/01/2017	102,915	102,915

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
DnB Bank ASA – Georgetown,
Cayman Islands Branch –
Time Deposit
0.560%, 03/01/2017	$75,000	$75,000
Skandinaviska Enskilda
Banken, Cayman Islands
Branch – Time Deposit
0.560%, 03/01/2017	80,000	80,000

Total Non-Negotiable
Time Deposits
(Cost $257,915)		257,915

Non-Financial Company Commercial Paper – 2.3%
Total Capital Canada Ltd
0.781%, 03/10/2017  ■	21,000	20,996
Toyota Credit Canada Inc
1.015%, 04/17/2017 	15,000	14,980
Toyota Credit Puerto Rico
1.003%, 03/20/2017 	5,000	4,997
Toyota Motor Credit Corp
1.096%, 04/03/2017 	5,000	4,995
1.292%, 04/13/2017 Δ	15,000	15,000
Total Non-Financial Company
Commercial Paper
(Cost $60,968)		60,968

Other Instruments – 1.4%
Commonwealth Bank
of Australia/NY
1.125%, 03/13/2017	6,220	6,221
HSBC USA INC
1.392%, 03/03/2017 Δ	7,500	7,500
Metropolitan Life Global Funding I
1.300%, 04/10/2017 ■	7,715	7,719
Nordea Bank AB
3.125%, 03/20/2017 ■	16,000	16,021
Total Other Instruments
(Cost $37,461)		37,461

U.S. Treasury Repurchase
Agreements – 1.5%
Bank of Nova Scotia/NY
0.520%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $14,581
(collateralized by
U.S. Treasury
obligations: Total
market value $14,851)	14,581	14,581

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Credit Agricole Corporate &
Investment Bank
0.520%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $26,038
(collateralized by
U.S. Treasury
obligations: Total
market value $26,520)	$26,038	$26,038

Total U.S. Treasury
Repurchase Agreements
(Cost $40,619)		40,619

Other Repurchase
Agreements – 10.6%
BNP Paribas SA
0.940%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $67,002
(collateralized by various
securities: Total market
value $70,350)	67,000	67,000
0.960%, dated 02/28/2017,
matures 04/04/2017,
repurchase price $15,014
(collateralized by various
securities: Total market
value $15,750) ¥	15,000	15,000
ING Financial Markets LLC
0.760%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $40,001
(collateralized by various
securities: Total market
value $42,003)	40,000	40,000
JP Morgan Securities LLC
1.050%, dated 02/28/2017,
matures 04/04/2017,
repurchase price $30,031
(collateralized by various
securities: Total market
value $31,500) ¥	30,000	30,000
Merrill Lynch Pierce
Fenner & Smith Inc
1.160%, dated 02/28/2017,
matures 04/04/2017,
repurchase price $25,028
(collateralized by various
securities: Total market
value $26,250) ¥	25,000	25,000

Retail Prime Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE >
Societe Generale SA
0.920%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $105,003
(collateralized by various
securities: Total market
value $110,250)	$105,000	$105,000
Total Other Repurchase
Agreements
(Cost $282,000)		282,000
Total Investments ▲ – 99.3%
(Cost $2,644,766)		2,644,766
Other Assets and
Liabilities, Net – 0.7%		19,549
Total Net Assets – 100.0%		$2,664,315

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2017.

	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 28, 2017, the value of these investments was $777,282 or 29.2% of total net assets.

¥	Security considered illiquid. As of February 28, 2017, the value of these investments was $70,000 or 2.6% of total net assets. See note 2 in Notes to Financial Statements.

▲	On February 28, 2017, the cost of investments for federal income tax purposes was approximately $2,644,766. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT –	Alternative Minimum Tax. As of February 28, 2017, the total value of securities subject to AMT was $118,405 or 4.4% of total net assets.
FHLMC –	Federal Home Loan Mortgage Corporation
FNMA –	Federal National Mortgage Association
INS –	Insured
LOC –	Letter of Credit

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	21

Schedule of Investments	February 28, 2017 (unaudited), all dollars are rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE >
Municipal Debt Δ – 84.5%
Alaska – 1.4%
City of Valdez, Alaska,
Exxon Pipeline Company
Project, Series 1993A
0.570%, 12/01/2033	$4,255	$4,255
City of Valdez, Alaska,
Exxon Pipeline Company
Project, Series 1993B
0.570%, 12/01/2033	600	600
City of Valdez, Alaska,
Exxon Pipeline Company
Project, Series 1993C
0.570%, 12/01/2033	350	350
		5,205
California – 6.8%
California Health Facilities
Authority, Catholic Healthcare,
Series C (LOC:
JPMorgan Chase Bank)
0.700%, 07/01/2020	7,200	7,200
California Health Facilities
Financing Authority,
Catholic Healthcare West
Loan Program, Series
2005H (LOC: Sumitomo
Mitsui Banking)
0.640%, 07/01/2035	10,550	10,550
County of Riverside Asset
Leasing Corporation,
Southwest Justice Center
Refunding, Series 2008A
(LOC: Wells Fargo Bank)
0.640%, 11/01/2032	3,375	3,375
Sacramento Suburban Water
District, Series 2009A
(LOC: Sumitomo
Mitsui Banking)
0.640%, 11/01/2034	4,900	4,900
		26,025
Colorado – 1.9%
Colorado Educational &
Cultural Facilities Authority,
The Nature Conservancy,
Series 2002A
0.640%, 07/01/2027	7,300	7,300

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Connecticut – 1.7%
Connecticut Health &
Educational Facility Authority
Revenue, Greenwich
Hospital Issue, Series C
(LOC: Bank of America)
0.670%, 07/01/2026	$6,400	$6,400
District of Columbia – 1.4%
District of Columbia, Medlantic/
Helix Issue, Series 1998A
(LOC: PNC Bank)
0.650%, 08/15/2038	3,455	3,455
District of Columbia,
Progressive Life Center,
Series 2008A (LOC:
Branch Banking & Trust)
0.660%, 01/01/2033	2,010	2,010
		5,465
Florida – 5.7%
Lee County Industrial
Development Authority,
Hope Hospice Project,
Series 2008 (LOC:
Northern Trust Company)
0.640%, 10/01/2027	6,090	6,090
Orange County Health
Facilities Authority, Orlando
Regional Healthcare,
Series 2008E (LOC:
Branch Banking & Trust)
0.670%, 10/01/2026	4,200	4,200
Orange County Health
Facilities Authority,
Orlando Regional Healthcare,
Series 2009B (LOC:
Northern Trust Company)
0.640%, 01/01/2039	7,715	7,715
The School Board of Orange
County, Florida Certificates
of Participation, Series 2008C
(LOC: Bank of America)
0.640%, 08/01/2025	3,825	3,825
		21,830
Illinois – 6.6%
Illinois Finance Authority,
Richard Driehaus Foundation,
Series 2005 (LOC:
Northern Trust Company)
0.710%, 02/01/2035	12,100	12,100

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Illinois Housing Development
Authority, Multi-Family H
ousing Revenue Bonds,
Series 2008
0.800%, 08/01/2038	$7,145	$7,145
The County of Cook, Illinois,
Bernard Zell Anshe Emet
Day School Project,
Series 2005 (LOC:
JPMorgan Chase Bank)
0.710%, 05/01/2035	6,380	6,380
		25,625
Kentucky – 2.9%
Kentucky Health Care Facility,
Bon Secours Health System,
Series 2002B (LOC:
JPMorgan Chase Bank)
0.680%, 11/01/2026	8,090	8,090
Louisville/Jefferson County
Metro Government, Norton
Healthcare, Inc, Series 2013C
(LOC: PNC Bank)
0.650%, 10/01/2043	3,000	3,000
		11,090
Louisiana – 5.4%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, NSU Facilities
Corporation Project, Series
2007B (INS: FHLB)
0.680%, 06/01/2039	15,000	15,000
Louisiana Public Facilities
Authority, CHRISTUS Health,
Series 2009B-2 (LOC:
Bank of New York Mellon)
0.640%, 07/01/2047	2,800	2,800
Louisiana Public Facilities
Authority, CHRISTUS Health,
Series 2009B-3 (LOC: Bank
of New York Mellon)
0.640%, 07/01/2047	3,125	3,125
		20,925

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Maryland – 1.6%
Maryland Health & Higher
Educational Facilities
Authority, University of
Maryland Medical System,
Series 2007A (LOC:
Wells Fargo Bank)
0.640%, 07/01/2034	$6,250	$6,250
Minnesota – 7.6%
City of Minnetonka, The
Cliffs at Ridgedale,
Series 1995
0.720%, 09/15/2025	8,150	8,150
Minnesota Higher Education
Facilities Authority,
Carleton College,
Series Five-G (SPA:
JPMorgan Chase Bank)
0.680%, 11/01/2029	9,900	9,900
Minnesota Higher Education
Facilities Authority,
Macalester College,
Series Five-Q
0.700%, 03/01/2033	5,110	5,110
Minnesota Higher Education
Facilities Authority,
Macalester College,
Series Three-Z
0.700%, 03/01/2024	1,790	1,790
Minnesota Housing Finance
Agency, Residential
Housing Finance Bonds,
Series 2015G (SPA:
Royal Bank of Canada)
0.640%, 01/01/2034	4,500	4,500
		29,450
Mississippi – 3.7%
Mississippi Business Finance
Corporation, Chevron USA
Inc Project, Series 2009A
0.580%, 12/01/2030	7,110	7,110
Mississippi Business Finance
Corporation, Chevron USA
Inc Project, Series 2009G
0.580%, 12/01/2030	4,365	4,365
Mississippi Business Finance
Corporation, Chevron USA
Inc Project, Series 2010G
0.580%, 11/01/2035	2,165	2,165

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	23

Schedule of Investments	February 28, 2017 (unaudited), all dollars are rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Mississippi Business Finance
Corporation, Chevron USA
Inc Project, Series 2010H
0.570%, 11/01/2035	$200	$200
Mississippi Business Finance
Corporation, Chevron USA
Inc Project, Series 2010I
0.580%, 11/01/2035	345	345
		14,185
Nevada – 0.4%
Clark County, Nevada, Airport
System Subordinate Lien
Revenue Bonds, Series
2008D-3 (LOC: Bank
of America)
0.650%, 07/01/2029	1,400	1,400
New York – 7.8%
Dormitory Authority of the
State of New York Mental
Health Services Facilities
Improvement Revenue Bonds,
Series 2003D-2H (LOC:
Royal Bank of Canada)
0.640%, 02/15/2031	9,400	9,400
Metropolitan Transportation
Authority, Series 2015 E-2
(LOC: Bank of Tokyo)
0.640%, 11/15/2050	5,560	5,560
The City of New York, General
Obligation Bonds, Fiscal
2012 Series A-4
(LOC: Bank of Tokyo)
0.640%, 08/01/2038	15,000	15,000
		29,960
North Carolina – 5.9%
City of Charlotte, Charlotte
Douglas International
Airport, Series 2007B
(LOC: Bank of America)
0.630%, 07/01/2037	1,790	1,790
North Carolina Capital Facilities
Finance Agency, Salem
Academy and College Project,
Series 2005 (LOC:
Branch Banking & Trust)
0.660%, 08/01/2030	5,510	5,510

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
North Carolina Medical Care
Commission, Cape Fear
Valley Health System, Series
2008A, Subseries A-1 (LOC:
Branch Banking & Trust)
0.690%, 10/01/2036	$15,600	$15,600
		22,900
Ohio – 5.6%
City of Blue Ash, Ursuline
Academy of Cincinnati,
Series 2008
(LOC: PNC Bank)
0.660%, 06/01/2031	11,595	11,595
State of Ohio, Common
Schools General Obligation
Adjustable Rate Bonds,
Series 2006B
0.630%, 06/15/2026	10,000	10,000
		21,595
Rhode Island – 1.5%
Rhode Island Health and
Educational Building
Corporation, Brown
University, Series 2005A
(SPA: HSBC Bank USA)
0.610%, 05/01/2035	5,850	5,850
Texas – 4.8%
Lower Neches Valley Authority,
ExxonMobil Project,
Series 2001A
0.570%, 11/01/2029	2,735	2,735
Lower Neches Valley Authority,
ExxonMobil Project,
Series 2003A-2
0.570%, 08/01/2022	965	965
Tarrant County Cultural
Education Facilities
Finance Corp,
Methodist Hospitals
of Dallas Project,
Series 2008A
(LOC: TD Bank)
0.570%, 10/01/2041	14,885	14,885
		18,585

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Virginia – 8.0%
Bonds of County of Arlington,
Virginia, Ballston Public
Parking Project
(LOC: PNC Bank)
0.720%, 08/01/2017	$5,800	$5,800
Industrial Development Authority
of Fairfax County, Virginia,
Inova Health System Project,
Series 2005C-1 (LOC:
Northern Trust Company)
0.680%, 05/15/2026	5,000	5,000
Loudoun County Industrial
Development Authority,
Howard Hughes Medical
Institute, Series 2003A
0.630%, 02/15/2038	3,090	3,090
Loudoun County Industrial
Development Authority,
Howard Hughes Medical
Institute, Series 2003F
0.630%, 02/15/2038	9,820	9,820
Portsmouth Redevelopment &
Housing Authority, Phoebus
Square Apartments,
Series 2008
0.710%, 04/01/2048	7,200	7,200
		30,910
Washington – 1.3%
Washington State Housing
Finance Commission, Urban
Center Apartments Project,
Series 2012 (INS: FHLMC)
0.630%, 07/01/2047	5,000	5,000
West Virginia – 1.5%
West Virginia Hospital
Finance Authority, Cabell
Huntington Hospital, Inc,
Series 2008B (LOC:
Branch Banking & Trust)
0.680%, 01/01/2034	5,700	5,700
Wyoming – 1.0%
Pollution Control Revenue
Refunding Bonds,
PacifiCorp Projects,
Sweetwater County,
Wyoming, Series 1992A
(LOC: Bank of Nova Scotia)
0.630%, 12/01/2020	2,300	2,300

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Uinta County, Wyoming,
Chevron USA Inc Project,
Series 1993
0.580%, 08/15/2020	$1,700	$1,700
		4,000
Total Municipal Debt (Cost $325,650)		325,650

Other Municipal Securities – 12.7%
Fairfax County, Virginia,
Series 2009C
5.000%, 10/01/2017	5,400	5,529
Fairfax County, Virginia,
Series 2013A
5.000%, 10/01/2017	3,070	3,144
Metropolitan Transportation
Authority, Series 2017A-2
2.000%, 10/02/2017	10,000	10,069
State of Colorado Education
Loan Program, Tax and
Revenue Anticipation
Notes, Series 2016B
4.000%, 06/29/2017	10,000	10,103
State of Maryland,
Series 2011E
5.000%, 08/01/2017	7,295	7,420
State of Oregon,
Series 2016A
2.000%, 06/30/2017	10,000	10,039
Youngstown City, Ohio, Series 2016
1.875%, 09/14/2017	2,750	2,764
Total Other Municipal Securities
(Cost $49,068)		49,068

Non-Financial Company Commercial Paper – 2.7%
University of Minnesota
0.750%, 04/05/2017
(Cost $10,250)	10,250	10,250
Total Investments ▲ – 99.9%
(Cost $384,968)		384,968
Other Assets and Liabilities, Net – 0.1%		427
Total Net Assets – 100.0%		$385,395

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	25

Schedule of Investments	February 28, 2017 (unaudited), all dollars are rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2017.
▲	On February 28, 2017, the cost of investments for federal income tax purposes was approximately $384,968. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLB –	Federal Home Loan Bank
FHLMC –	Federal Home Loan Mortgage Corporation
INS –	Insured
LOC –	Letter of Credit
SPA –	Standby Purchase Agreement

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt – 37.5%
U.S. Treasury Notes
1.000%, 03/31/2017	$50,000	$50,018
3.250%, 03/31/2017	100,000	100,222
0.875%, 04/30/2017	150,000	150,080
0.625%, 05/31/2017	300,000	300,038
0.750%, 06/30/2017	250,000	250,121
0.875%, 07/15/2017	50,000	50,044
0.500%, 07/31/2017	100,000	99,940
0.590%, 07/31/2017 Δ	50,000	49,984
2.375%, 07/31/2017	50,000	50,368
0.625%, 08/31/2017	75,000	74,986
1.875%, 08/31/2017	50,000	50,293
0.875%, 10/15/2017	50,000	50,025
0.680%, 10/31/2017 Δ	175,000	174,929
0.750%, 10/31/2017	375,000	374,989
1.875%, 10/31/2017	125,000	125,831
0.875%, 11/15/2017	225,000	225,000
4.250%, 11/15/2017	35,000	35,853
0.625%, 11/30/2017	25,000	24,970
0.875%, 11/30/2017	150,000	150,048
2.250%, 11/30/2017	50,000	50,502
1.000%, 12/15/2017	50,000	50,038
0.750%, 12/31/2017	25,000	24,982
1.000%, 12/31/2017	50,000	50,072
2.750%, 12/31/2017	75,000	76,175
0.790%, 01/31/2018 Δ	430,000	430,175
0.710%, 04/30/2018 Δ	305,000	305,060
0.690%, 07/31/2018 Δ	230,000	230,025
0.690%, 10/31/2018 Δ	125,000	125,086
0.660%, 01/31/2019 Δ	90,000	90,015
Total U.S. Treasury Debt
(Cost $3,819,869)		3,819,869

U.S. Treasury Repurchase Agreements – 62.5%
Bank of Montreal
0.510%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $200,003
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	200,000	200,000
Bank of Nova Scotia/NY
0.520%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $340,650
(collateralized by U.S.
Treasury obligations:
Total market
value $347,432)	340,645	340,645
Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
BNP Paribas SA
0.510%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $575,008
(collateralized by U.S.
Treasury obligations:
Total market
value $586,500)	$575,000	$575,000
Credit Agricole Corporate
& Investment Bank
0.520%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $608,304
(collateralized by U.S.
Treasury obligations:
Total market
value $620,415)	608,296	608,296
0.520%, dated 02/23/2017,
matures 03/02/2017,
repurchase price $200,020
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	200,000	200,000
Federal Reserve Bank of
New York
0.500%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $2,150,030
(collateralized by U.S.
Treasury obligations:
Total market
value $2,150,030)	2,150,000	2,150,000
Goldman Sachs & Company
0.520%, dated 02/28/2017,
matures 03/08/2017,
repurchase price $250,029
(collateralized by U.S.
Treasury obligations:
Total market
value $255,000)	250,000	250,000
HSBC Securities (USA) Inc
0.500%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $452,006
(collateralized by U.S.
Treasury obligations:
Total market
value $461,044)	452,000	452,000

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	27

Schedule of Investments	February 28, 2017 (unaudited),
all dollars are rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.500%, dated 02/23/2017,
matures 03/02/2017,
repurchase price $200,019
(collateralized by U.S.
Treasury obligations:
Total market
value $204,001)	$200,000	$200,000
0.510%, dated 02/28/2017,
matures 03/07/2017,
repurchase price $102,010
(collateralized by U.S.
Treasury obligations:
Total market
value $100,010)	100,000	100,000
ING Financial Markets LLC
0.500%, dated 02/23/2017,
matures 03/02/2017,
repurchase price $100,010
(collateralized by U.S.
Treasury obligations:
Total market
value $102,003)	100,000	100,000
Merrill Lynch, Pierce,
Fenner & Smith Inc
0.520%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $150,002
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000
Societe Generale/New York Branch
0.520%, dated 02/02/2017,
matures 03/02/2017,
repurchase price $150,061
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000
0.530%, dated 02/27/2017,
matures 03/27/2017,
repurchase price $250,103
(collateralized by U.S.
Treasury obligations:
Total market
value $255,000)	250,000	250,000
Treasury Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE >
0.560%, dated 02/28/2017,
matures 03/07/2017,
repurchase price $200,022
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	$200,000	$200,000
0.560%, dated 02/28/2017,
matures 03/07/2017,
repurchase price $150,016
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000
TD Securities (USA) LLC
0.510%, dated 02/28/2017,
matures 03/01/2017,
repurchase price $300,004
(collateralized by U.S.
Treasury obligations:
Total market
value $306,000)	300,000	300,000
Total U.S. Treasury
Repurchase Agreements
(Cost $6,375,941)		6,375,941
Total Investments ▲ – 100.0%
(Cost $10,195,810)		10,195,810
Other Assets and
Liabilities, Net – 0.0%		3,591
Total Net Assets – 100.0%		$10,199,401

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable rate security – The rate shown is the rate in effect as of February 28, 2017.

▲	On February 28, 2017, the cost of investments for federal income tax purposes was approximately $10,195,810. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

U.S. Treasury Money Market Fund
DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt – 100.0%
U.S. Treasury Bills U
0.231%, 03/02/2017	$109,661	$109,660
0.422%, 03/09/2017	82,874	82,865
0.483%, 03/15/2017	25,000	24,995
0.465%, 03/16/2017	80,081	80,065
0.478%, 03/23/2017	25,000	24,992
0.500%, 04/06/2017	85,000	84,956
0.488%, 04/13/2017	43,050	43,024
0.520%, 04/20/2017	53,946	53,906
0.491%, 04/27/2017	10,001	9,993
0.505%, 05/04/2017	109,318	109,219
0.497%, 05/11/2017	37,907	37,869
0.518%, 05/18/2017	22,389	22,364
0.523%, 06/29/2017	25,000	24,956
0.611%, 07/27/2017	15,000	14,962
0.644%, 08/17/2017	12,710	12,671
U.S. Treasury Notes
0.750%, 03/15/2017	13,700	13,701
0.500%, 03/31/2017	38,165	38,163
1.000%, 03/31/2017	10,571	10,576
0.590%, 04/30/2017 Δ	48,000	48,003
0.875%, 04/30/2017	11,211	11,218
0.625%, 06/30/2017	5,000	5,000
0.590%, 07/31/2017 Δ	27,353	27,341
0.680%, 10/31/2017 Δ	64,492	64,506
0.750%, 10/31/2017	16,966	16,971
1.875%, 10/31/2017	6,015	6,062
0.875%, 11/15/2017	5,596	5,595
1.000%, 12/15/2017	4,881	4,889
0.875%, 01/15/2018	1,609	1,609
0.790%, 01/31/2018 Δ	34,081	34,121
2.750%, 02/28/2018	6,666	6,786
0.710%, 04/30/2018 Δ	22,323	22,355
0.690%, 07/31/2018 Δ	28,150	28,180
0.690%, 10/31/2018 Δ	5,933	5,940
0.660%, 01/31/2019 Δ	2,114	2,115
Total U.S. Treasury Debt
(Cost $1,089,628)		1,089,628
Total Investments ▲ – 100.0%
(Cost $1,089,628)		1,089,628
Other Assets and
Liabilities, Net – 0.0%		28
Total Net Assets – 100.0%		$1,089,656
U.S. Treasury Money Market Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

U	Rate shown is the yield as of February 28, 2017.

Δ	Variable rate security – The rate shown is the rate in effect as of February 28, 2017.

▲	On February 28, 2017, the cost of investments for federal income tax purposes was approximately $1,089,628. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	29

Statements of Assets and Liabilities	February 28, 2017 (unaudited), all dollars are rounded to thousands (000 omitted), except per share data

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Investments in securities, at cost	$14,382,478	$604,443	$2,322,147	$384,968	$3,819,869	$1,087,628
Repurchase agreements, at cost	16,556,684	116,756	322,619	—	6,375,941	—
ASSETS:
Investments in securities, at value (note 2)	$14,382,478	$604,503	$2,322,147	$384,968	$3,819,869	$1,089,628
Repurchase agreements, at value (note 2)	16,556,684	116,756	322,619	—	6,375,941	—
Cash	19	1	2	2	6	1
Receivable for investments sold	—	29,467	19,785	—	—	—
Receivable for interest	14,399	515	1,543	592	8,201	445
Receivable for capital shares sold	5	—	2	—	—	—
Prepaid directors retainer	14	14	19	14	14	14
Prepaid expenses and other assets	206	211	106	53	63	42
Total assets	30,953,805	751,467	2,666,223	385,629	10,204,094	1,090,130
LIABILITIES:
Dividends payable	7,754	320	784	75	2,074	139
Payable for investments purchased	125,000	—	—	—	—	—
Payable for capital shares redeemed	—	—	4	—	5	—
Payable to affiliates (note 3)	4,349	70	420	67	1,545	161
Payable for distribution and shareholder servicing fees	2,734	76	689	68	1,057	154
Accrued expenses and other liabilities	35	27	11	24	12	20
Total liabilities	139,872	493	1,908	234	4,693	474
Net assets	$30,813,933	$750,974	$2,664,315	$385,395	$10,199,401	$1,089,656
COMPOSITION OF NET ASSETS:
Portfolio capital	$30,813,947	$750,903	$2,664,315	$385,394	$10,199,401	$1,089,655
Undistributed (distributions in excess of)
net investment income	(23)	(7)	—	—	—	—
Accumulated net realized gain on investments (note 2)	9	18	—	1	—	1
Net unrealized appreciation on investments	—	60	—	—	—	—
Net assets	$30,813,933	$750,974	$2,664,315	$385,395	$10,199,401	$1,089,656
Class A (note 1) :
Net assets	$496,695	$—	$1,175,370	$37,231	$291,037	$42,310
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund*)	496,693	—	1,175,370	37,229	291,040	42,303
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00

30	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund

Class D (note 1) :
Net assets	$3,760,630	$—	$—	$—	$1,501,136	$90,812
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	3,760,596	—	—	—	1,501,151	90,805
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$1.00

Class G:
Net assets	$—	$—	$—	$—	$100,463	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	—	—	—	—	100,463	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$1.00	$—

Class T:
Net assets	$—	$108,950	$8	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund**)	—	108,943	8	—	—	—
Net asset value, offering price and redemption price per share	$—	$1.0001	$1.00	$—	$—	$—

Class V:
Net assets	$1,438,088	$57,500	$46,512	$862	$677,223	$33,366
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	1,438,077	57,496	46,512	862	677,227	33,363
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00

Class X:
Net assets	$2,706,785	$10	$23,184	$—	$113,983	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	2,706,771	10	23,184	—	113,984	—
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$—	$1.00	$—

Class Y:
Net assets	$7,646,889	$331,646	$1,080,869	$298,081	$2,654,115	$623,559
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	7,646,827	331,626	1,080,869	298,065	2,654,138	623,519
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00

Class Z :
Net assets	$14,764,846	$252,868	$338,372	$49,221	$4,861,444	$299,609
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	14,764,738	252,853	338,372	49,217	4,861,488	299,579
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00

* 20 billion shares were authorized for Retail Prime Obligations Fund and U.S. Treasury Money Market Fund.
**20 billion shares were authorized for Retail Prime Obligations Fund.
The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	31

Statements of Operations	For the six-month period ended February 28, 2017 (unaudited), all dollars and shares are rounded to thousands (000 omitted)

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund
INVESTMENT INCOME:
Interest income	$75,325	$4,494	$9,710
Total investment income	75,325	4,494	9,710
EXPENSES (notes 1 and 3):
Investment advisory fees	14,676	795	1,188
Administration fees and expenses	19,332	1,086	1,839
Transfer agent fees and expenses	74	141	50
Custodian fees	734	40	59
Legal fees	23	23	32
Audit fees	25	25	25
Registration fees	12	28	46
Postage and printing fees	163	77	42
Directors’ fees	70	70	72
Other expenses	132	98	76
Distribution and shareholder servicing (12b-1) fees:
Class A	478	158	1,345
Class D	2,801	72	—
Shareholder servicing (non 12b-1) fees:
Class A	478	158	1,345
Class D	4,668	121	—
Class T	—	165	—
Class V	803	50	5
Class Y	9,276	506	1,294
Total expenses	53,745	3,613	7,418
Less: Fee waivers (note 3)	(10,812)	(987)	(890)
Total net expenses	42,933	2,626	6,528
Investment income – net	32,392	1,868	3,182
Net gain on investments	190	18	—
Net change in unrealized appreciation (depreciation) on investments	—	60	—
Net increase in net assets resulting from operations	$32,582	$1,946	$3,182

32	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$1,347	$23,594	$2,548
Total investment income	1,347	23,594	2,548
EXPENSES (notes 1 and 3) :
Investment advisory fees	194	4,883	594
Administration fees and expenses	275	6,476	798
Transfer agent fees and expenses	64	84	64
Custodian fees	10	244	30
Legal fees	23	23	23
Audit fees	25	25	25
Registration fees	18	12	6
Postage and printing fees	6	66	8
Directors’ fees	70	70	70
Other expenses	49	80	62
Distribution and shareholder servicing (12b-1) fees:
Class A	46	363	64
Class D	—	1,245	72
Class G	—	261	—
Shareholder servicing (non 12b-1) fees:
Class A	46	363	64
Class D	—	2,074	120
Class G	—	131	—
Class V	1	280	15
Class Y	373	3,157	799
Total expenses	1,200	19,837	2,814
Less: Fee waivers (note 3)	(350)	(4,628)	(787)
Total net expenses	850	15,209	2,027
Investment income – net	497	8,385	521
Net gain on investments	1	—	2
Net increase in net assets resulting from operations	$ 498	$ 8,385	$ 523

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	33

Statements of Changes in Net Assets	all dollars are rounded to thousands (000 omitted)

		Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/28/2017 (unaudited)	Year Ended 8/31/2016	Six-Month Period Ended 2/28/2017 (unaudited)	Year Ended 8/31/2016	Six-Month Period Ended 2/28/2017 (unaudited)	7/18/2016* through 8/31/2016
OPERATIONS:
Investment income – net	$32,392	$13,578	$1,868	$10,584	$3,182	$230
Net realized gain on investments	190	14	18	11	—	—
Net change in unrealized appreciation (depreciation) on investments	—	—	60	—	—	—
Net increase in net assets resulting from operations	32,582	13,592	1,946	10,595	3,182	230
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(12)	(17)	(10)	(224)	(451)	(16)
Class D	(251)	(216)	(8)	(95)	—	—
Class T	—	—	(153)	(333)	—	—
Class V	(1,658)	(819)	(147)	(320)	(33)	—
Class X	(3,743)	(202)	—	—	(56)	—
Class Y	(2,820)	(363)	(331)	(936)	(1,887)	(189)
Class Z	(23,908)	(11,961)	(1,219)	(8,675)	(755)	(25)
From net realized gains:
Class T	—	—	(1)	—	—	—
Class V	—	—	(1)	—	—	—
Class X	—	—	—	—	—	—
Class Y	—	—	(5)	—	—	—
Class Z	(2)	—	(4)	—	—	—
Total distributions	(32,394)	(13,578)	(1,879)	(10,583)	(3,182)	(230)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1): 1
Class A:
Proceeds from sales	820,364	971,453	100,676	2,099,873	816,922	958,822
Reinvestment of distributions	2	3	13	202	292	5
Payments for redemptions	(523,145)	(1,087,636)	(736,379)	(2,953,162)	(472,863)	(127,808)
Increase (decrease) in net assets from Class A transactions	297,221	(116,180)	(635,690)	(853,087)	344,351	831,019
Class D:
Proceeds from sales	3,724,397	9,216,005	102,056	1,274,847	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(3,984,690)	(9,380,950)	(412,880)	(1,816,841)	—	—
Decrease in net assets from Class D transactions	(260,293)	(164,945)	(310,824)	(541,994)	—	—
Class T:
Proceeds from sales	—	—	287,343	3,377,448	505	7
Reinvestment of distributions	—	—	2	7	—	—
Payments for redemptions	—	—	(610,034)	(3,615,959)	(504)	—
Increase (decrease) in net assets from Class T transactions	—	—	(322,689)	(238,504)	1	7

34	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

		Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/28/2017 (unaudited)	Year Ended 8/31/2016	Six-Month Period Ended 2/28/2017 (unaudited)	Year Ended 8/31/2016	Six-Month Period Ended 2/28/2017 (unaudited)	7/18/2016* through 8/31/2016
Class V:
Proceeds from sales	$10,416,007	$23,782,330	$279,098	$5,894,885	$59,142	$10
Reinvestment of distributions	2	14	—	—	—	—
Payments for redemptions	(10,179,956)	(24,097,333)	(406,281)	(5,961,861)	(12,640)	—
Increase (decrease) in net assets from Class V transactions	236,053	(314,989)	(127,183)	(66,976)	46,502	10
Class X:
Proceeds from sales	5,027,534	845,113	—	10	97,725	—
Reinvestment of distributions	90	23	—	—	—	—
Payments for redemptions	(2,999,076)	(166,913)	—	—	(74,541)	—
Increase in net assets from Class X transactions	2,028,548	678,223	—	10	23,184	—
Class Y:
Proceeds from sales	16,775,731	23,703,061	1,167,780	27,976,657	1,603,439	1,069,180
Reinvestment of distributions	394	55	4	120	19	—
Payments for redemptions	(16,523,052)	(22,245,152)	(1,956,709)	(30,567,914)	(1,448,156)	(143,613)
Increase (decrease) in net assets from Class Y transactions	253,073	1,457,964	(788,925)	(2,591,137)	155,302	925,567
Class Z:
Proceeds from sales	64,355,891	72,630,041	1,437,867	38,342,284	432,293	55,943
Reinvestment of distributions	1,105	406	80	467	1	—
Payments for redemptions	(60,689,502)	(69,844,061)	(4,197,126)	(39,435,525)	(142,257)	(7,608)
Increase (decrease) in net assets from
Class Z transactions	3,667,494	2,786,386	(2,759,179)	(1,092,774)	290,037	48,335
Increase (decrease) in net assets from
capital share transactions	6,222,096	4,326,459	(4,944,490)	(5,384,462)	859,377	1,804,938
Total increase (decrease) in net assets	6,222,284	4,326,473	(4,944,423)	(5,384,450)	859,377	1,804,938
Net assets at beginning of the period	24,591,649	20,265,176	5,695,397	11,079,847	1,804,938	—
Net assets at end of the period	$30,813,933	$24,591,649	$750,974	$5,695,397	$2,664,315	$1,804,938
Undistributed (distributions in excess of) net investment income	$(23)	$(23)	$(7)	$(7)	$—	$—

1 Institutional Prime Obligations Fund capital share transactions see note 4 in Notes to Financial Statements.

* Commencement of Operations.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	35

Statements of Changes in Net Assets	all dollars are rounded to thousands (000 omitted)

		Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/2017 (unaudited)	Year Ended 8/31/2016	Six-Month Period Ended 2/28/2017 (unaudited)	Year Ended 8/31/2016	Six-Month Period Ended 2/28/2017 (unaudited)	Year Ended 8/31/2016
OPERATIONS :
Investment income – net	$497	$152	$8,385	$4,487	$521	$217
Net realized gain on investments	1	—	—	64	2	41
Net increase in net assets resulting from operations	498	152	8,385	4,551	523	258
DISTRIBUTIONS TO SHAREHOLDERS FROM :
Investment income – net:
Class A	(3)	—	—	—	—	—
Class D	—	—	—	—	—	—
Class G	—	—	—	—	—	—
Class V	(3)	(3)	(506)	(287)	(20)	(3)
Class X	—	—	(193)	(8)	—	—
Class Y	(366)	(13)	(752)	—	(83)	—
Class Z	(125)	(136)	(6,934)	(4,192)	(418)	(214)
From net realized gains:
Class A	—	—	(2)	(1)	(2)	—
Class D	—	—	(9)	(6)	(3)	—
Class G	—	—	(1)	(1)	—	—
Class V	—	—	(3)	(3)	(1)	—
Class X	—	—	(1)	—	—	—
Class Y	—	—	(15)	(8)	(20)	—
Class Z	—	—	(32)	(10)	(10)	—
Total distributions	(497)	(152)	(8,448)	(4,516)	(557)	(217)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	27,433	156,571	261,641	589,631	1,029,118	2,142,622
Reinvestment of distributions	1	—	—	—	—	—
Payments for redemptions	(33,177)	(163,287)	(244,839)	(631,023)	(1,077,585)	(2,090,192)
Increase (decrease) in net assets from Class A transactions	(5,743)	(6,716)	16,802	(41,392)	(48,467)	52,430
Class D:
Proceeds from sales	—	128,372	1,746,151	4,093,215	238,385	472,006
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	(257,024)	(2,215,960)	(4,070,066)	(241,846)	(514,849)
Increase (decrease) in net assets from Class D transactions	—	(128,652)	(469,809)	23,149	(3,461)	(42,843)

36	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/2017 (unaudited)	Year Ended 8/31/2016	Six-Month Period Ended 2/28/2017 (unaudited)	Year Ended 8/31/2016	Six-Month Period Ended 2/28/2017 (unaudited)	Year Ended 8/31/2016
Class G:
Proceeds from sales	$—	$—	$98,048	$209,557	$—	$—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(106,914)	(222,388)	—	—
Decrease in net assets from Class G transactions	—	—	(8,866)	(12,831)	—	—
Class V:
Proceeds from sales	6,340	192,511	2,774,393	3,701,383	25,786	98,533
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(7,180)	(200,013)	(2,653,985)	(4,270,701)	(24,855)	(148,991)
Increase (decrease) in net assets from Class V transactions	(840)	(7,502)	120,408	(569,318)	931	(50,458)
Class X:
Proceeds from sales	—	—	93,786	109,898	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(47,060)	(42,640)	—	—
Increase in net assets from Class X transactions	—	—	46,726	67,258	—	—
Class Y:
Proceeds from sales	225,669	905,580	6,186,946	8,047,984	627,539	1,115,221
Reinvestment of distributions	—	—	49	—	—	—
Payments for redemptions	(216,863)	(1,076,594)	(6,092,713)	(7,823,403)	(616,945)	(1,116,391)
Increase (decrease) in net assets from Class Y transactions	8,806	(171,014)	94,282	224,581	10,594	(1,170)
Class Z:
Proceeds from sales	120,175	590,360	13,274,494	18,692,224	901,069	1,518,813
Reinvestment of distributions	—	—	1,418	852	—	—
Payments for redemptions	(133,717)	(675,744)	(12,539,688)	(17,223,196)	(1,011,255)	(1,418,317)
Increase (decrease) in net assets from Class Z transactions	(13,542)	(85,384)	736,224	1,469,880	(110,186)	100,496
Increase (decrease) in net assets from capital share transactions	(11,319)	(399,268)	535,767	1,161,327	(150,589)	58,455
Total increase (decrease) in net assets	(11,318)	(399,268)	535,704	1,161,362	(150,623)	58,496
Net assets at beginning of the period	396,713	795,981	9,663,697	8,502,335	1,240,279	1,181,783
Net assets at end of the period	$385,395	$396,713	$10,199,401	$9,663,697	$1,089,656	$1,240,279
Undistributed net investment income	$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	37

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[4]
Government Obligations Fund
Class A
2017[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02
2012	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class D
2017[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02
2012	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class V
2017[1]	$1.00	$0.001		$(0.001)	$(0.000)[2]	$1.00	0.10%
2016	1.00	0.001		(0.001)	—	1.00	0.06
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02
2012	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class X
2017[1]	$1.00	$0.002		$(0.002)	$(0.000)[2]	$1.00	0.18%
2016[3]	1.00	0.001		(0.001)	—	1.00	0.11
Class Y
2017[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.04%
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02
2012	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class Z
2017[1]	$1.00	$0.002		$(0.002)	$(0.000)[2]	$1.00	0.16%
2016	1.00	0.001		(0.001)	—	1.00	0.14
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02
2012	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01

[1]	For the six-month period ended February 28, 2017 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Class X commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

[4]	Total return would have been lower had certain expenses not been waived.

38	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2017[1]	$496,695	0.53%	0.01%	0.79%	(0.25)%
2016	199,472	0.29	0.01	0.80	(0.50)
2015	315,649	0.11	0.01	0.80	(0.68)
2014	258,329	0.09	0.01	0.80	(0.70)
2013	245,783	0.14	0.02	0.80	(0.64)
2012	247,540	0.15	0.01	0.79	(0.63)
Class D
2017[1]	$3,760,630	0.49%	0.01%	0.64%	(0.14)%
2016	4,020,897	0.31	0.01	0.65	(0.33)
2015	4,185,832	0.11	0.01	0.66	(0.54)
2014	2,673,198	0.09	0.01	0.65	(0.55)
2013	2,821,593	0.14	0.02	0.65	(0.49)
2012	2,703,874	0.16	0.01	0.65	(0.48)
Class V
2017[1]	$1,438,088	0.30%	0.21%	0.34%	0.17%
2016	1,202,026	0.25	0.05	0.34	(0.04)
2015	1,517,038	0.11	0.01	0.35	(0.23)
2014	1,655,967	0.09	0.01	0.35	(0.25)
2013	1,616,619	0.14	0.02	0.34	(0.18)
2012	1,180,183	0.15	0.01	0.34	(0.18)
Class X
2017[1]	$2,706,785	0.14%	0.38%	0.24%	0.28%
2016[3]	678,224	0.14	0.28	0.24	0.18
Class Y
2017[1]	$7,646,889	0.43%	0.08%	0.49%	0.02%
2016	7,393,766	0.31	0.01	0.49	(0.17)
2015	5,935,721	0.11	0.01	0.50	(0.38)
2014	5,573,724	0.09	0.01	0.50	(0.40)
2013	6,421,137	0.14	0.02	0.50	(0.34)
2012	4,731,744	0.16	0.01	0.50	(0.33)
Class Z
2017[1]	$14,764,846	0.18%	0.34%	0.24%	0.28%
2016	11,097,264	0.17	0.14	0.24	0.07
2015	8,310,936	0.11	0.01	0.25	(0.13)
2014	6,678,107	0.09	0.01	0.25	(0.15)
2013	6,097,966	0.14	0.02	0.24	(0.08)
2012	7,601,448	0.16	0.01	0.25	(0.08)
[1]	For the six-month period ended February 28, 2017 (unaudited). All ratios for the period have been annualized.
[3]	Class X commenced operations on April 5, 2016. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	39

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Realized and Unrealized (Losses) on Investments	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period
Institutional Prime Obligations Fund
Class T
2017[1]	$1.0000	$0.0012		$(0.0012)	$0.0001	$(0.0000)[2]	$1.0001
2016	1.00	0.001		(0.001)	—	—	1.00
2015	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2014	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2013	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2012	1.00	—		—	—	—	1.00
Class V
2017[1]	$1.0000	$0.0017		$(0.0017)	$0.0001	$(0.0000)[2]	$1.0001
2016	1.00	0.001		(0.001)	—	—	1.00
2015	1.00	0.0002	[2]	(0.000)[2]	—	—	1.00
2014	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2013	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2012	1.00	—		—	—	—	1.00
Class X
2017[1]	$1.0000	$0.0024		$(0.0024)	$0.0001	$(0.0000)[2]	$1.0001
2016[3]	1.00	0.001		(0.001)	—	—	1.00
Class Y
2017[1]	$1.0000	$0.0009		$(0.0009)	$0.0001	$(0.0000)[2]	$1.0001
2016	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2015	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2014	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2013	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2012	1.00	—		—	—	—	1.00
Class Z
2017[1]	$1.0000	$0.0022		$(0.0022)	$0.0001	$(0.0000)[2]	$1.0001
2016	1.00	0.002		(0.002)	—	—	1.00
2015	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2014	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2013	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2012	1.00	0.000	[2]	(0.000)[2]	—	—	1.00

[1]	For the six-month period ended February 28, 2017 (unaudited). All ratios for the period have been annualized.

[2]	Rounds to zero.

[3]	Class X commenced operations on April 5, 2016. All ratios for the period have been annualized.

40	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

	Total Return[4]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Institutional Prime Obligations Fund
Class T
2017[1]	0.13%	$108,950	0.40%	0.19%	0.51%	0.08%
2016	0.05	431,632	0.35	0.05	0.44	(0.04)
2015	0.02	670,064	0.19	0.02	0.45	(0.24)
2014	0.02	618,017	0.17	0.02	0.45	(0.26)
2013	0.00	583,529	0.23	0.00	0.45	(0.22)
2012	0.00	1,124,114	0.26	0.00	0.45	(0.19)
Class V
2017[1]	0.18%	$57,500	0.30%	0.29%	0.41%	0.18%
2016	0.12	184,678	0.28	0.12	0.34	0.06
2015	0.02	251,838	0.19	0.02	0.35	(0.14)
2014	0.02	219,605	0.17	0.02	0.35	(0.16)
2013	0.00	255,762	0.23	0.00	0.35	(0.12)
2012	0.00	252,285	0.26	0.00	0.35	(0.09)
Class X
2017[1]	0.25%	$10	0.14%	0.49%	0.31%	0.32%
2016[3]	0.14	10	0.14	0.33	0.25	0.22
Class Y
2017[1]	0.10%	$331,646	0.45%	0.16%	0.56%	0.05%
2016	0.03	1,120,546	0.37	0.03	0.50	(0.10)
2015	0.02	3,711,698	0.19	0.02	0.50	(0.29)
2014	0.02	3,449,035	0.17	0.02	0.50	(0.31)
2013	0.00	3,312,313	0.23	0.00	0.50	(0.27)
2012	0.00	3,130,035	0.26	0.00	0.50	(0.24)
Class Z
2017[1]	0.23%	$252,868	0.20%	0.35%	0.29%	0.26%
2016	0.21	3,012,020	0.20	0.21	0.25	0.16
2015	0.02	4,104,706	0.18	0.02	0.24	(0.04)
2014	0.02	3,895,152	0.17	0.02	0.25	(0.06)
2013	0.03	3,951,184	0.20	0.03	0.25	(0.02)
2012	0.06	4,776,543	0.20	0.06	0.25	0.01

[1]	For the six-month period ended February 28, 2017 (unaudited). All ratios for the period have been annualized, except total return.

[3]	Class X commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	41

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[5]
Retail Prime Obligations Fund
Class A
2017[1]	$1.00	$0.000	[4]	$(0.000)[4]	$1.00	0.04%
2016[2]	1.00	0.000	[4]	(0.000)[4]	1.00	0.00
Class T
2017[1]	$1.00	$0.002		$(0.002)	$1.00	0.20%
2016[2]	1.00	0.0004	[4]	(0.000)[4]	1.00	0.03
Class V
2017[1]	$1.00	$0.003		$(0.003)	$1.00	0.25%
2016[2]	1.00	0.000	[4]	(0.000)[4]	1.00	0.04
Class X
2017[3]	$1.00	$0.003		$(0.003)	$1.00	0.32%
Class Y
2017[1]	$1.00	$0.002		$(0.002)	$1.00	0.18%
2016[2]	1.00	0.000	[4]	(0.000)[4]	1.00	0.02
Class Z
2017[1]	$1.00	$0.003		$(0.003)	$1.00	0.30%
2016[2]	1.00	0.001		(0.001)	1.00	0.05
[1]	For the six-month period ended February 28, 2017 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Commenced operations on July 18, 2016. All ratios for the period have been annualized, except total return.

[3]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

[4]	Rounds to zero.

[5]	Total return would have been lower had certain expenses not been waived.

42	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Prime Obligations Fund
Class A
2017[1]	$1,175,370	0.73%	0.08%	0.81%	0.00%
2016[2]	831,019	0.60	0.02	0.84	(0.22)
Class T
2017[1]	$8	0.40%	0.34%	0.46%	0.28%
2016[2]	7	0.39	0.23	0.45	0.17
Class V
2017[1]	$46,512	0.30%	0.60%	0.36%	0.54%
2016[2]	10	0.30	0.33	0.42	0.21
Class X
2017[3]	$23,184	0.14%	0.70%	0.26%	0.58%
Class Y
2017[1]	$1,080,869	0.45%	0.36%	0.52%	0.29%
2016[2]	925,567	0.45	0.17	0.54	0.08
Class Z
2017[1]	$338,372	0.20%	0.64%	0.27%	0.57%
2016[2]	48,335	0.20	0.41	0.29	0.32

[1]	For the six-month period ended February 28, 2017 (unaudited). All ratios for the period have been annualized.

[2]	Commenced operations on July 18, 2016. All ratios for the period have been annualized.

[3]	Commenced operations on September 8, 2016. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	43

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[3]
Retail Tax Free Obligations Fund
Class A
2017[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%
2016	1.00	—		—	1.00	0.00
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
2013	1.00	—		—	1.00	0.00
2012	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
Class V
2017[1]	$1.00	$0.002		$(0.002)	$1.00	0.20%
2016	1.00	0.001		(0.001)	1.00	0.05
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
2013	1.00	—		—	1.00	0.00
2012	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
Class Y
2017[1]	$1.00	$0.001		$(0.001)	$1.00	0.12%
2016	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
2013	1.00	—		—	1.00	0.00
2012	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
Class Z
2017[1]	$1.00	$0.003		$(0.003)	$1.00	0.25%
2016	1.00	0.001		(0.001)	1.00	0.09
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
2012	1.00	0.000	[2]	(0.000)[2]	1.00	0.00

[1]	For the six-month period ended February 28, 2017 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

44	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Tax Free Obligations Fund
Class A
2017[1]	$37,231	0.68%	0.02%	0.92%	(0.22)%
2016	42,974	0.20	0.00	0.86	(0.66)
2015	49,660	0.06	0.00	0.85	(0.79)
2014	102,926	0.08	0.00	0.84	(0.76)
2013	58,571	0.15	0.00	0.85	(0.70)
2012	89,213	0.15	0.00	0.86	(0.71)
Class V
2017[1]	$862	0.30%	0.40%	0.47%	0.23%
2016	1,702	0.14	0.03	0.41	(0.24)
2015	9,204	0.06	0.00	0.40	(0.34)
2014	5,590	0.08	0.00	0.39	(0.31)
2013	5,986	0.14	0.00	0.39	(0.25)
2012	25,419	0.14	0.00	0.40	(0.26)
Class Y
2017[1]	$298,081	0.45%	0.24%	0.62%	0.07%
2016	289,274	0.19	0.00	0.56	(0.37)
2015	460,299	0.06	0.00	0.55	(0.49)
2014	403,760	0.08	0.00	0.54	(0.46)
2013	405,287	0.14	0.00	0.55	(0.41)
2012	386,307	0.14	0.00	0.55	(0.41)
Class Z
2017[1]	$49,221	0.20%	0.49%	0.37%	0.32%
2016	62,763	0.12	0.09	0.32	(0.11)
2015	148,163	0.06	0.00	0.30	(0.24)
2014	133,374	0.08	0.00	0.29	(0.21)
2013	90,194	0.14	0.00	0.30	(0.16)
2012	64,071	0.14	0.00	0.31	(0.17)

[1]	For the six-month period ended February 28, 2017 (unaudited). All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	45

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[4]
Treasury Obligations Fund
Class A
2017[1]	$1.00	$ —		$ —	$(0.000)[2]	$1.00	0.00%
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	—		—	—	1.00	0.00
2012	1.00	—		—	—	1.00	0.00
Class D
2017[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	—		—	—	1.00	0.00
2012	1.00	—		—	—	1.00	0.00
Class G
2017[1]	$1.00	$ —		$ —	$(0.000)[2]	$1.00	0.00%
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	—		—	—	1.00	0.00
2012	1.00	—		—	—	1.00	0.00
Class V
2017[1]	$1.00	$ 0.001		$(0.001)	$(0.000)[2]	$1.00	0.09%
2016	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.05
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	—		—	—	1.00	0.00
2012	1.00	—		—	—	1.00	0.00

46	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[4]
Treasury Obligations Fund (cont.)
Class X
2017[1]	$1.00	$0.002		$(0.002)	$(0.000)[2]	$1.00	0.17%
2016[3]	1.00	0.001		(0.001)	—	1.00	0.10
Class Y
2017[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.03%
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	—		—	—	1.00	0.00
2012	1.00	—		—	—	1.00	0.00
Class Z
2017[1]	$1.00	$0.002		$(0.002)	$(0.000)[2]	$1.00	0.15%
2016	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.13
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2012	1.00	—		—	—	1.00	0.00

[1]	For the six-month period ended February 28, 2017 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Class X commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	47

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class A
2017[1]	$ 291,037	0.48%	0.00%	0.79%	(0.31)%
2016	274,237	0.30	0.00	0.80	(0.50)
2015	315,631	0.09	0.00	0.80	(0.71)
2014	355,633	0.08	0.00	0.80	(0.72)
2013	401,727	0.13	0.00	0.79	(0.66)
2012	470,684	0.11	0.00	0.79	(0.68)
Class D
2017[1]	$1,501,136	0.47%	0.00%	0.64%	(0.17)%
2016	1,970,955	0.30	0.00	0.64	(0.34)
2015	1,947,705	0.09	0.00	0.65	(0.56)
2014	1,557,573	0.08	0.00	0.65	(0.57)
2013	1,895,037	0.13	0.00	0.64	(0.51)
2012	2,110,985	0.12	0.00	0.65	(0.53)
Class G
2017[1]	$ 100,463	0.48%	0.00%	0.99%	(0.51)%
2016	109,329	0.29	0.00	0.99	(0.70)
2015	122,113	0.09	0.00	1.00	(0.91)
2014	130,962	0.08	0.00	1.00	(0.92)
2013	145,412	0.13	0.00	0.99	(0.86)
2012	178,247	0.11	0.00	1.00	(0.89)
Class V
2017[1]	$ 677,223	0.30%	0.18%	0.34%	0.14%
2016	556,817	0.24	0.04	0.35	(0.07)
2015	1,126,241	0.09	0.00	0.35	(0.26)
2014	585,522	0.08	0.00	0.35	(0.27)
2013	610,495	0.13	0.00	0.35	(0.22)
2012	612,335	0.12	0.00	0.35	(0.23)

48	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

					Ratio of Net Investment
		Ratio of Expenses	Ratio of Net	Ratio of Expenses	Income (Loss) to
	Net Assets	to Average	Investment Income to	to Average Net Assets	Average Net Assets
	End of Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Treasury Obligations Fund (cont.)
Class X
2017[1]	$113,983	0.14%	0.35%	0.24%	0.25%
2016[3]	67,258	0.14	0.26	0.25	0.15
Class Y
2017[1]	$2,654,115	0.42%	0.06%	0.49%	(0.01)%
2016	2,559,849	0.29	0.00	0.49	(0.20)
2015	2,335,205	0.09	0.00	0.50	(0.41)
2014	2,444,902	0.08	0.00	0.50	(0.42)
2013	2,736,848	0.14	0.00	0.50	(0.36)
2012	3,671,911	0.12	0.00	0.50	(0.38)
Class Z
2017[1]	$4,861,444	0.18%	0.31%	0.24%	0.25%
2016	4,125,252	0.17	0.14	0.24	0.07
2015	2,655,440	0.09	0.00	0.25	(0.16)
2014	2,339,006	0.08	0.00	0.25	(0.17)
2013	2,586,359	0.14	0.00	0.25	(0.11)
2012	4,183,433	0.12	0.00	0.24	(0.12)

[1]	For the six-month period ended February 28, 2017 (unaudited). All ratios for the period have been annualized.
[3]	Class X commenced operations on April 5, 2016. All ratios for the period have been annualized.

 The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	49

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
U.S. Treasury Money Market Fund
Class A
2017[1]	$1.00	$—		$—	$(0.000)[2]	$1.00	0.00%
2016	1.00	—		—	—	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2012	1.00	—		—	—	1.00	0.00
Class D
2017[1]	$1.00	$—		$—	$(0.000)[2]	$1.00	0.00%
2016	1.00	—		—	—	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2012	1.00	—		—	—	1.00	0.00
Class V
2017[1]	$1.00	$0.001		$(0.001)	$(0.000)[2]	$1.00	0.07%
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2012	1.00	—		—	—	1.00	0.00
Class Y
2017[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.02%
2016	1.00	—		—	—	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2012	1.00	—		—	—	1.00	0.00
Class Z
2017[1]	$1.00	$0.001		$(0.001)	$(0.000)[2]	$1.00	0.12%
2016	1.00	0.001		(0.001)	—	1.00	0.07
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2012	1.00	—		—	—	1.00	0.00

[1]	For the six-month period ended February 28, 2017 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.

50	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2017[1]	$ 42,310	0.42%	0.00%	0.83%	(0.41)%
2016	90,779	0.26	0.00	0.84	(0.58)
2015	38,346	0.05	0.00	0.84	(0.79)
2014	46,589	0.05	0.00	0.84	(0.79)
2013	31,118	0.07	0.00	0.84	(0.77)
2012	17,741	0.05	0.00	0.86	(0.81)
Class D
2017[1]	$ 90,812	0.43%	0.00%	0.68%	(0.25)%
2016	94,275	0.23	0.00	0.69	(0.46)
2015	137,129	0.05	0.00	0.69	(0.64)
2014	236,624	0.05	0.00	0.69	(0.64)
2013	181,120	0.08	0.00	0.70	(0.62)
2012	196,910	0.06	0.00	0.71	(0.65)
Class V
2017[1]	$ 33,366	0.30%	0.13%	0.38%	0.05%
2016	32,435	0.21	0.01	0.39	(0.17)
2015	82,900	0.05	0.00	0.39	(0.34)
2014	89,260	0.05	0.00	0.38	(0.33)
2013	36,993	0.07	0.00	0.39	(0.32)
2012	18,603	0.05	0.00	0.40	(0.35)
Class Y
2017[1]	$623,559	0.41%	0.03%	0.54%	(0.10)%
2016	612,984	0.24	0.00	0.54	(0.30)
2015	614,128	0.05	0.00	0.54	(0.49)
2014	337,908	0.05	0.00	0.54	(0.49)
2013	290,125	0.08	0.00	0.55	(0.47)
2012	291,805	0.05	0.00	0.56	(0.51)
Class Z
2017[1]	$299,609	0.20%	0.22%	0.28%	0.14%
2016	409,806	0.17	0.07	0.28	(0.04)
2015	309,280	0.05	0.00	0.29	(0.24)
2014	264,529	0.05	0.00	0.29	(0.24)
2013	163,235	0.07	0.00	0.29	(0.22)
2012	60,196	0.05	0.00	0.31	(0.26)

1 For the six-month period ended February 28, 2017 (unaudited). All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	51

Notes to Financial Statements	(unaudited as to February 28, 2017), all dollars and shares are rounded to thousands (000 omitted)

1 > Organization

Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor to each of the funds (the “advisor”), and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are generally not subject to the default liquidity fees and redemption gates that may apply to other money market funds and the board of directors has determined not to impose such fees and gates on these funds. Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class V (formerly Institutional Investor), Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class X shares and Treasury Obligations Fund offers Class G (formerly Reserve) shares.

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund (formerly Tax Free Obligations Fund) are open to retail investors (“natural persons”) and seek to maintain stable NAVs per share of one dollar. They are subject to the possibility of liquidity fees and redemption gates, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class V (formerly Institutional Investor), Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class X (effective September 8, 2016) and Class T shares. Class D shares of Retail Tax Free Obligations Fund closed on October 14, 2016.

Effective October 14, 2016, Prime Obligations Fund was renamed Institutional Prime Obligations Fund. Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and redemption gates and will transact at a floating NAV that is calculated out to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund offers Class T (formerly Class I), Class V (formerly Institutional Investor), Class X, Class Y, and Class Z shares. Class A and Class D shares closed on December 8, 2016.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

52	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

2 > Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS

Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund

Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income.

Investments in other money market funds are valued at their respective net asset values on the valuation date. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the funds are determined using prices supplied by the funds’ independent pricing services, which are compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the six-month period ended February 28, 2017, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

Institutional Prime Obligations Fund

The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 9:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuations procedures established by the board of directors. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates market value. Shares of other money market funds are valued at their most current NAV.

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	53

Notes to Financial Statements	(unaudited as to February 28, 2017), all dollars and shares are rounded to thousands (000 omitted)

instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

54	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

As of February 28, 2017, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$14,106,684	$—	$14,106,684
U.S. Government Agency Debt	—	11,098,188	—	11,098,188
U.S. Treasury Debt	—	3,071,188	—	3,071,188
U.S. Government Agency Repurchase Agreements	—	2,450,000	—	2,450,000
Investment Companies	213,102	—	—	213,102
Total Investments	$213,102	$30,726,060	$—	$30,939,162
Institutional Prime Obligations Fund
Financial Company Commercial Paper	$—	$139,257	$—	$139,257
Asset Backed Commercial Paper	—	129,862	—	129,862
Certificates of Deposit	—	124,698	—	124,698
Other Repurchase Agreements	—	113,000	—	113,000
Variable Rate Demand Notes	—	83,560	—	83,560
Non-Negotiable Time Deposits	—	55,000	—	55,000
Non-Financial Company Commercial Paper	—	46,846	—	46,846
Other Instruments	—	25,280	—	25,280
U.S. Treasury Repurchase Agreements	—	3,756	—	3,756
Total Investments	$—	$721,259	$—	$721,259
Retail Prime Obligations Fund
Certificates of Deposit	$—	$664,613	$—	$664,613
Financial Company Commercial Paper	—	541,081	—	541,081
Asset Backed Commercial Paper	—	396,124	—	396,124
Variable Rate Demand Notes	—	363,985	—	363,985
Other Repurchase Agreements	—	282,000	—	282,000
Non-Negotiable Time Deposits	—	257,915	—	257,915
Non-Financial Company Commercial Paper	—	60,968	—	60,968
U.S. Treasury Repurchase Agreements	—	40,619	—	40,619
Other Instruments	—	37,461	—	37,461
Total Investments	$—	$2,644,766	$—	$2,644,766
Retail Tax Free Obligations Fund
Municipal Debt	$—	$325,650	$—	$325,650
Other Municipal Securities	—	49,068	—	49,068
Non-Financial Company Commercial Paper	—	10,250	—	10,250
Total Investments	$—	$384,968	$—	$384,968
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$6,375,941	$—	$6,375,941
U.S. Treasury Debt	—	3,819,869	—	3,819,869
Total Investments	$—	$10,195,810	$—	$10,195,810
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$1,089,628	$—	$1,089,628
Total Investments	$—	$1,089,628	$—	$1,089,628

Refer to each fund’s Schedule of Investments for further security classification.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	55

Notes to Financial Statements	(unaudited as to February 28, 2017), all dollars and shares are rounded to thousands (000 omitted)

During the six-month period ended February 28, 2017, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

As of and for the six-month period ended February 28, 2017, the funds did not hold any restricted securities other than the Rule 144A securities disclosed in the Schedules of Investments. As of February 28, 2017, Institutional Prime Obligations Fund and Retail Prime Obligations Fund had investments in illiquid securities with a total value of $30,000 or 4.0% of total net assets and $70,000 or 2.6% of total net assets, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 28, 2017, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or

56	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

realized gains were recorded by the fund. The distributions paid during the six-month period ended February 28, 2017 and fiscal year ended August 31, 2016 (adjusted by dividends payable as of February 28, 2017 and August 31, 2016, respectively) were as follows:

	February 28, 2017
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$27,151	$—	$2	$27,153
Institutional Prime Obligations Fund	2,267	—	11	2,278
Retail Prime Obligations Fund	2,573	—	—	2,573
Retail Tax Free Obligations Fund	465	—	—	465
Treasury Obligations Fund	7,147	—	63	7,210
U.S. Treasury Money Market Fund	427	—	36	463

	August 31, 2016
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$11,166	$—	$—	$11,166
Institutional Prime Obligations Fund	10,147	—	—	10,147
Retail Prime Obligations Fund	55	—	—	55
Retail Tax Free Obligations Fund	—	109	—	109
Treasury Obligations Fund	3,660	—	20	3,680
U.S. Treasury Money Market Fund	172	—	—	172

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2016.

As of August 31, 2016, the funds, most recent completed fiscal year end, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$2,490	$—	$—	$(179)	$—	$2,311
Institutional Prime Obligations Fund	723	—	—	—	—	723
Retail Prime Obligations Fund	175	—	—	—	—	175
Retail Tax Free Obligations Fund	—	43	—	—	—	43
Treasury Obligations Fund	899	—	—	—	—	899
U.S. Treasury Money Market Fund	50	—	30	—	—	80

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2016.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	57

Notes to Financial Statements	(unaudited as to February 28, 2017), all dollars and shares are rounded to thousands (000 omitted)

retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2016, the following fund had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2019	Indefinite	Total
Government Obligations Fund	$(179)	$—	$(179)

During the fiscal year ended August 31, 2016, Government Obligations Fund and U.S. Treasury Money Market Fund utilized $14 and $5, respectively, of capital loss carryforwards.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreements (and other short-term investments) on a joint basis with other funds advised by the advisor.

The table below shows the offsetting assets and liabilities relating to the repurchase agreements shown on the Statements of Assets and Liabilities.

				Gross Amounts Not Offset
				in the Statements of
				Assets and Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statements	the Statements		Collateral
	of Recognized	of Assets	of Assets	Financial	Pledged	Net
Assets:	Assets	and Liabilities	and Liabilities	Instruments	(Received)	Amount[1]
Repurchase Agreements
Government Obligations Fund	$16,556,684	$—	$16,556,684	$—	$(16,556,684)	$—
Institutional Prime Obligations Fund	116,756	—	116,756	—	(116,756)	—
Retail Prime Obligations Fund	322,619	—	322,619	—	(322,619)	—
Treasury Obligations Fund	6,375,941	—	6,375,941	—	(6,375,941)	—
	$23,372,000	$—	$23,372,000	$—	$(23,372,000)	$—
[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

58	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

The table below shows the remaining contractual maturity of the repurchase agreements.

	Overnight
	and	Up to	30 to 90
Remaining Contractual Maturity of the Agreements	Continuous	30 Days	Days	Total
Government Obligations Fund
Repurchase Agreements
U.S. Government Agency	$ 2,450,000	$ —	$ —	$ 2,450,000
U.S. Treasury	10,556,684	3,550,000	—	14,106,684
Total Borrowings	$13,006,684	$3,550,000	$ —	$16,556,684
Institutional Prime Obligations Fund
Repurchase Agreements
U.S. Treasury	$ 3,756	$ —	$ —	$ 3,756
Other	83,000	—	30,000	113,000
Total Borrowings	$ 86,756	$ —	$ 30,000	$ 116,756
Retail Prime Obligations Fund
Repurchase Agreements
U.S. Treasury	$ 40,619	$ —	$ —	$ 40,619
Other	212,000	—	70,000	282,000
Total Borrowings	$ 252,619	$ —	$ 70,000	$ 322,619
Treasury Obligations Fund
Repurchase Agreements
U.S. Treasury	$ 4,775,941	$1,600,000	$ —	$ 6,375,941
Total Borrowings	$ 4,775,941	$1,600,000	$ —	$ 6,375,941

SECURITIES LENDING – In order to generate additional income, each of the funds, other than U.S. Treasury Money Market Fund, may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. Only Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Treasury Obligations Fund may do so as a principal investment strategy.

Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of February 28, 2017, the funds had no securities on loan. In addition, the funds did not participate in securities lending during the six-month period ended February 28, 2017.

U.S. Bank, the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with, conditions contained in an exemptive order issued by the SEC. As the securities lending agent, U.S. Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and pays half of such fees to USBAM for certain securities lending services provided by USBAM. For the six-month period ended February 28, 2017, no fees were paid to U.S. Bank for serving as the securities lending agent.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	59

Notes to Financial Statements	(unaudited as to February 28, 2017), all dollars and shares are rounded to thousands (000 omitted)

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2017.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated fund related events and transactions that occurred subsequent to February 28, 2017, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

ACCOUNTING PRONOUNCEMENTS – In August 2014, the FASB issued Accounting Standard Update (“ASU”) 2014-15, Presentation of Financial Statements — Going Concern (Subtopic 205-40). The pronouncement determines management’s responsibility regarding assessment of the funds’ ability to continue as a going concern, even if the funds’ liquidation is not imminent. Currently, no similar guidance exists. Under this guidance, during each period in which financial statements are prepared, management is required to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the funds’ ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the funds will be unable to meet their obligations as they became due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management’s plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after December 15, 2016. The funds’ management will continue to evaluate the impact of the regulatory changes on the funds.

In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

60	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Effective October 30, 2008, for Treasury Obligations Fund and December 22, 2008, for each other fund, the advisor voluntarily agreed to waive or reimburse certain fees and expenses and the board of directors approved the suspension or reduction of 12b-1 fee payments, as needed, in order to maintain a zero or positive yield for each share class of each fund.

Effective February 1, 2011, for Class Z shares of Government Obligations Fund, the advisor contractually agreed to waive fees and reimburse other fund expenses so that total annual fund operating expenses, after waivers, did not exceed 0.20%. Effective June 1, 2011, for Class Z shares of Institutional Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, the advisor contractually agreed to waive fees and reimburse other fund expenses so that total annual fund operating expenses, after waivers, did not exceed 0.20%.

The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2017, so the annual fund operating expenses, after waivers, do not exceed the following amounts:

				Share Class

Fund	A	D	G	T	V	X	Y	Z
Government Obligations Fund	0.75%	0.60%	N/A	N/A	0.30%	0.14%	0.45%	0.18%
Institutional Prime Obligations Fund	N/A1	N/A1	N/A	0.40%	0.30%	0.14%	0.45%	0.20%
Retail Prime Obligations Fund	0.75%	N/A	N/A	0.40%	0.30%	0.14%	0.45%	0.20%
Retail Tax Free Obligations Fund	0.75%	N/A2	N/A	N/A	0.30%	N/A	0.45%	0.20%
Treasury Obligations Fund	0.75%	0.60%	0.94%	N/A	0.30%	0.14%	0.45%	0.20%
U.S. Treasury Money Market Fund	0.75%	0.60%	N/A	N/A	0.30%	N/A	0.45%	0.20%
[1]	Effective December 8, 2016, Class A and Class D shares were closed.
[2]	Effective October 14, 2016, Class D shares were closed.

These contractual waivers and reimbursements will remain in effect through October 31, 2017 and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor. In order to maintain a minimum yield, or to prevent total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM waived or reimbursed investment advisory fees of $83 for Retail Tax Free Obligations Fund during the six-month period ended February 28, 2017.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	61

Notes to Financial Statements	(unaudited as to February 28, 2017), all dollars and shares are rounded to thousands (000 omitted)

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $6,514, $652, $624, $230, $1,800 and $244 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2017.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses.

For the six-month period ended February 28, 2017, custodian fees were neither increased as a result of overdrafts nor decreased as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 0.15%, and 0.50% of each

62	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

fund’s average daily net assets attributable to Class A, Class D, and Class G shares, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $2,252, $230, $266, $36, $1,588 and $135 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Fund, respectively, during the six-month period ended February 28, 2017.

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of USBAM for the six-month period ended February 28, 2017:

Fund	Amount
Government Obligations Fund	$1,026
Retail Prime Obligations Fund	1,047
Retail Tax Free Obligations Fund	10
Treasury Obligations Fund	278
U.S. Treasury Money Market Fund	1

SHAREHOLDER SERVICING (NON-12B-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class G, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class G, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares. In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding fund classes expense limitations, USBAM voluntarily waived or reimbursed shareholder servicing fees of $2,046, $105, $1, $1,240 and $408 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2017.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the six-month period ended February 28, 2017 after waivers:

Fund	Amount
Government Obligations Fund	$13,179
Institutional Prime Obligations Fund	895
Retail Prime Obligations Fund	2,644
Retail Tax Free Obligations Fund	419
Treasury Obligations Fund	4,765
U.S. Treasury Money Market Fund	590

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	63

Notes to Financial Statements	(unaudited as to February 28, 2017), all dollars and shares are rounded to thousands (000 omitted)

4 >	Fund Shares for Institutional Prime Obligations Fund

Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

	Sales	Reinvestments of distributions	Redemptions	Net increase (decrease)
Six-Month Period Ended February 28, 2017
Class A1	100,676	13	(736,379)	635,690
Class D1	102,056	—	(412,880)	310,824
Class T	287,340	2	(610,032)	(322,690)
Class V	279,093	—	(406,275)	(127,182)
Class X	—	—	—	—
Class Y	1,167,777	4	(1,956,705)	(788,924)
Class Z	1,437,854	80	(4,197,110)	(2,759,176)
Year Ended August 31, 2016
Class A1	2,099,873	202	(2,953,162)	(853,087)
Class D1	1,274,847	—	(1,816,841)	(541,994)
Class T	3,377,448	7	(3,615,959)	(238,504)
Class V	5,894,885	—	(5,961,861)	(66,976)
Class X	10	—	—	10
Class Y	27,976,657	120	(30,567,914)	(2,591,137)
Class Z	38,342,284	467	(39,435,525)	(1,092,774)

[1]	Effective December 8, 2016, Class A and Class D shares were closed.

5 >	Portfolio Characteristics of the Retail Tax Free Obligations Fund

The Retail Tax Free Obligations Fund invests in municipal securities. At February 28, 2017, the percentage of portfolio investments by each category was as follows:

Retail Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	74.3%
Other Municipal Notes & Bonds	12.7
Daily Variable Rate Notes & Bonds	10.3
Commercial Paper & Put Bonds	2.7
100.0%

The Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At February 28, 2017, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free Obligations Fund
Revenue Bonds	85.1%
General Obligations	14.9
100.0%

6 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

64	FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT

Notice to Shareholders	February 28, 2017 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The funds’ Forms N-Q are available without charge upon request (1) by calling 800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

FIRST AMERICAN FUNDS 2017 SEMIANNUAL REPORT	65

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Board of Directors	First American Funds, Inc.

Richard Riederer

Chair of First American Funds, Inc.

Owner and Chief Executive Officer of RKR Consultants, Inc.

David Baumgardner

Director of First American Funds, Inc.

Chief Financial Officer of Smyth Companies, LLC

Mark Gaumond

Director of First American Funds, Inc.

Director of Fishers Island Development Corporation

Director of Walsh Park Benevolent Corporation

Roger Gibson

Director of First American Funds, Inc.

Advisor/Consultant of Future Freight™

James Wade

Director of First American Funds, Inc.

Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR	CUSTODIAN	INDEPENDENT REGISTERED
U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	U.S. Bank National Association 1555 RiverCenter Drive Suite 302 Milwaukee, Wisconsin 53212	PUBLIC ACCOUNTING FIRM Ernst & Young LLP 155 North Wacker Drive Chicago, Illinois 60606

ADMINISTRATOR U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	DISTRIBUTOR Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202	COUNSEL Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606

TRANSFER AGENT U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0026-17 4/2017 SAR    MONEY

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: April 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: April 21, 2017

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: April 21, 2017